UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
November 30, 2021
Columbia Adaptive Risk Allocation Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Adaptive Risk Allocation Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Adaptive Risk Allocation Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2015
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended November 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	06/19/12	3.31	10.88	8.91	6.16
	Including sales charges		-2.65	4.54	7.62	5.50
Advisor Class*		10/01/14	3.47	11.19	9.19	6.37
Class C	Excluding sales charges	06/19/12	2.94	10.10	8.11	5.36
	Including sales charges		1.94	9.10	8.11	5.36
Institutional Class		06/19/12	3.47	11.10	9.18	6.43
Institutional 2 Class		06/19/12	3.46	11.20	9.19	6.47
Institutional 3 Class*		10/01/14	3.45	11.26	9.25	6.43
Class R		06/19/12	3.17	10.59	8.66	5.90
Modified Blended Benchmark			0.82	9.82	9.85	7.71
New Blended Benchmark			3.30	11.96	10.13	9.12
FTSE Three-Month U.S. Treasury Bill Index			0.02	0.05	1.12	0.63
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Modified Blended Benchmark consists of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate Bond Index.
The New Blended Benchmark consists of 60% MSCI ACWI (Net) Hedged to DM Currencies and 40% Bloomberg Global Aggregate Bond Hedged Index.
The Bloomberg Global Aggregate Bond Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
The Bloomberg Global Aggregate Bond Index Hedged is an unmanaged index that is comprised of several other Bloomberg indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar.
The MSCI ACWI (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI ACWI (Net) captures large, mid, small and micro cap representation across 23 developed markets countries and large, mid and small cap representation across 23 emerging markets countries.
The MSCI ACWI (Net) Hedged DM Currencies Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
The FTSE Three-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
Effective August 24, 2021, the Bloomberg Barclays indices were re-branded as the Bloomberg indices.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net) and MSCI ACWI (Net) Hedged to DM Currencies, which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
4	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2021)
Alternative Strategies Funds	8.5
Common Stocks	6.6
Foreign Government Obligations	12.9
Inflation-Indexed Bonds	15.0
Money Market Funds(a)	31.5
Multi-Asset/Tactical Strategies Funds	0.2
Residential Mortgage-Backed Securities - Agency	4.9
U.S. Treasury Obligations	20.4
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $1.5 billion) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure by asset class categories (%)(a) (at November 30, 2021)
Equity Assets	44.2
Inflation-Hedging Assets	24.6
Spread Assets	36.5
Interest Rate Assets	56.9
(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund’s portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund’s portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2021 — November 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.10	1,020.43	5.13	5.10	0.99
Advisor Class	1,000.00	1,000.00	1,034.70	1,021.71	3.84	3.81	0.74
Class C	1,000.00	1,000.00	1,029.40	1,016.61	9.00	8.94	1.74
Institutional Class	1,000.00	1,000.00	1,034.70	1,021.71	3.84	3.81	0.74
Institutional 2 Class	1,000.00	1,000.00	1,034.60	1,021.66	3.89	3.86	0.75
Institutional 3 Class	1,000.00	1,000.00	1,034.50	1,021.86	3.68	3.66	0.71
Class R	1,000.00	1,000.00	1,031.70	1,019.16	6.42	6.38	1.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Portfolio of Investments
November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 8.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	17,532,960	396,420,221
Total Alternative Strategies Funds (Cost $394,280,516)		396,420,221

Common Stocks 6.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc., Class A(b)	24,731	3,649,306
Total Consumer Discretionary		3,649,306
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITS) 6.7%
Alexandria Real Estate Equities, Inc.	77,336	15,472,614
American Homes 4 Rent, Class A	254,718	10,211,645
American Tower Corp.	38,012	9,977,390
Americold Realty Trust	207,657	6,777,924
AvalonBay Communities, Inc.	58,588	13,994,916
Brixmor Property Group, Inc.	130,128	2,959,111
Camden Property Trust	46,035	7,605,442
Centerspace	70,531	7,207,563
Coresite Realty Corp.	42,434	7,258,336
Corporate Office Properties Trust	124,488	3,194,362
Duke Realty Corp.	267,692	15,614,474
Equinix, Inc.	20,025	16,264,305
Equity LifeStyle Properties, Inc.	186,064	15,127,003
Extra Space Storage, Inc.	54,880	10,976,000
Federal Realty Investment Trust	102,746	12,603,852
First Industrial Realty Trust, Inc.	215,478	13,017,026
Four Corners Property Trust, Inc.	91,590	2,474,762
Gaming and Leisure Properties, Inc.	244,409	11,027,734
Healthpeak Properties, Inc.	211,812	6,960,142
Highwoods Properties, Inc.	109,343	4,723,618
Host Hotels & Resorts, Inc.(b)	478,395	7,510,801
Invitation Homes, Inc.	343,757	13,901,533
Life Storage, Inc.	106,906	14,126,559
Medical Properties Trust, Inc.	403,491	8,590,323
National Storage Affiliates Trust	93,704	5,751,552
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.	98,306	14,819,629
SITE Centers Corp.	214,386	3,228,653
STORE Capital Corp.	280,957	9,254,724
Sun Communities, Inc.	45,869	8,649,976
Tanger Factory Outlet Centers, Inc.	281,724	5,580,952
Welltower, Inc.	200,045	15,927,583
Total		300,790,504
Total Real Estate		300,790,504
Total Common Stocks (Cost $301,776,558)		304,439,810

Foreign Government Obligations(c),(d) 13.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.3%
Republic of Austria Government Bond(e)
10/20/2026	0.750%	EUR	38,978,000	46,995,996
Republic of Austria Government Bond(e),(f)
02/20/2030	0.000%	EUR	10,446,000	12,017,302
Total				59,013,298
Belgium 1.0%
Kingdom of Belgium Government Bond(e)
06/22/2031	1.000%	EUR	9,900,000	12,382,485
03/28/2035	5.000%	EUR	16,977,000	31,570,376
Total				43,952,861
China 0.3%
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	6,112,429
05/21/2030	2.680%	CNY	52,200,000	8,035,404
Total				14,147,833
France 1.9%
French Republic Government Bond OAT(e),(f)
11/25/2030	0.000%	EUR	37,056,000	42,351,627
11/25/2031	0.000%	EUR	9,799,000	11,102,352
French Republic Government Bond OAT(e)
05/25/2036	1.250%	EUR	12,410,000	16,051,790
05/25/2045	3.250%	EUR	6,625,464	12,102,672
Total				81,608,441
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 1.7%
Italy Buoni Poliennali Del Tesoro(e)
05/01/2031	6.000%	EUR	29,075,000	48,474,224
02/01/2037	4.000%	EUR	16,735,000	25,949,445
Total				74,423,669
Japan 3.8%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	6,287,000,000	55,951,493
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	3,168,000,000	27,980,215
06/20/2041	0.400%	JPY	3,894,000,000	34,175,411
09/20/2041	0.500%	JPY	599,200,000	5,349,179
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,593,000,000	22,580,019
06/20/2051	0.700%	JPY	2,267,000,000	20,254,072
09/20/2051	0.700%	JPY	421,400,000	3,760,495
Total				170,050,884
Netherlands 0.9%
Netherlands Government Bond(e)
07/15/2026	0.500%	EUR	17,660,000	21,061,960
Netherlands Government Bond(e),(f)
07/15/2031	0.000%	EUR	17,350,000	20,073,099
Total				41,135,059
Spain 2.0%
Spain Government Bond(e),(f)
01/31/2028	0.000%	EUR	11,476,000	13,042,166
Spain Government Bond(e)
04/30/2030	0.500%	EUR	26,130,000	30,371,365
10/31/2030	1.250%	EUR	9,979,000	12,306,787
07/30/2035	1.850%	EUR	11,900,000	15,595,848
07/30/2041	4.700%	EUR	3,269,000	6,286,335
Spain Government Bond
07/30/2032	5.750%	EUR	6,750,000	11,953,201
Total				89,555,702
United Kingdom 0.5%
United Kingdom Gilt(e)
10/22/2028	1.625%	GBP	10,885,000	15,467,492
01/22/2045	3.500%	GBP	3,257,133	6,628,888
Total				22,096,380
Total Foreign Government Obligations (Cost $607,797,131)				595,984,127

Inflation-Indexed Bonds(c) 15.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.4%
Australia Government Bond(e)
11/21/2027	0.750%	AUD	4,294,510	3,340,891
08/21/2035	2.000%	AUD	3,458,638	3,190,368
08/21/2040	1.250%	AUD	2,121,007	1,820,051
Australia Government Index-Linked Bond(e)
09/20/2025	3.000%	AUD	10,222,470	8,450,857
Total				16,802,167
Canada 0.9%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	17,788,975	17,568,768
12/01/2031	4.000%	CAD	7,915,753	8,995,619
12/01/2036	3.000%	CAD	5,393,174	6,198,863
12/01/2041	2.000%	CAD	4,855,448	5,287,837
Total				38,051,087
France 1.3%
France Government Bond OAT(e)
07/25/2030	0.700%	EUR	14,625,395	20,658,835
07/25/2032	3.150%	EUR	10,379,497	18,590,125
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	7,904,754	9,685,087
07/25/2040	1.800%	EUR	4,547,970	8,818,013
Total				57,752,060
Germany 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2030	0.500%	EUR	12,085,882	17,102,913
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	11,808,281	16,481,487
05/15/2028	1.300%	EUR	9,595,706	12,582,191
09/15/2035	2.350%	EUR	5,426,706	8,574,029
09/15/2041	2.550%	EUR	2,563,898	4,531,500
Total				42,169,207
Spain 0.2%
Spain Government Inflation-Linked Bond(e)
11/30/2033	0.700%	EUR	6,460,815	9,000,737
United Kingdom 4.7%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	8,984,834	13,282,526
03/22/2029	0.125%	GBP	12,822,626	22,342,513
03/22/2034	0.750%	GBP	12,549,754	26,485,777
11/22/2037	1.125%	GBP	10,275,343	25,361,313
03/22/2044	0.125%	GBP	10,843,244	27,096,857
03/22/2052	0.250%	GBP	11,534,382	35,380,465
11/22/2056	0.125%	GBP	9,111,778	30,022,894
11/22/2065	0.125%	GBP	5,066,908	20,836,573

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/22/2068	0.125%	GBP	2,343,228	10,411,254
Total				211,220,172
United States 6.8%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		24,513,305	24,742,092
01/15/2024	0.625%		48,486,508	51,921,878
01/15/2025	0.250%		35,913,921	38,658,139
07/15/2027	0.375%		24,244,236	26,973,769
01/15/2028	0.500%		22,694,012	25,523,614
07/15/2028	0.750%		12,990,114	14,972,935
01/15/2029	0.875%		21,007,137	24,471,941
07/15/2029	0.250%		17,978,618	20,211,209
07/15/2030	0.125%		19,838,970	22,225,603
04/15/2032	3.375%		7,476,694	11,107,983
02/15/2042	0.750%		9,948,484	12,726,042
02/15/2043	0.625%		8,207,404	10,333,701
02/15/2045	0.750%		7,568,290	9,871,024
02/15/2048	1.000%		7,016,893	9,957,658
Total				303,697,588
Total Inflation-Indexed Bonds (Cost $617,033,133)				695,795,931

Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	97,416	1,298,564
Columbia Solutions Conservative Portfolio(a)	629,542	6,786,459
Total Multi-Asset/Tactical Strategies Funds (Cost $7,827,906)		8,085,023

Residential Mortgage-Backed Securities - Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(g)
12/20/2051	3.000%	18,750,000	19,430,420
12/20/2051	3.500%	19,050,000	19,908,738
12/20/2051	4.000%	16,520,000	17,445,378
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
12/16/2036	2.500%	12,248,328	12,697,593
12/16/2036- 12/13/2051	3.000%	37,300,000	38,781,399
12/13/2051	3.500%	41,230,000	43,349,480
12/13/2051	4.000%	36,000,000	38,349,844
12/13/2051	4.500%	33,800,000	36,327,078
Total Residential Mortgage-Backed Securities - Agency (Cost $227,069,712)			226,289,930

U.S. Treasury Obligations 21.3%

U.S. Treasury
07/31/2026	0.625%	45,850,000	44,789,719
09/30/2026	0.875%	272,730,000	269,235,647
10/31/2026	1.125%	76,000,000	75,905,000
06/30/2028	1.250%	33,248,000	33,060,980
09/30/2028	1.250%	198,285,000	196,828,844
10/31/2028	1.375%	74,000,000	74,034,687
05/15/2029	2.375%	28,507,000	30,520,307
08/15/2029	1.625%	28,483,500	29,044,269
08/15/2030	0.625%	26,810,000	25,113,430
02/15/2031	1.125%	24,922,000	24,337,891
08/15/2031	1.250%	146,295,000	143,986,282
Total U.S. Treasury Obligations (Cost $951,007,460)			946,857,056

Money Market Funds 32.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(a),(h)	1,457,979,477	1,457,833,679
Total Money Market Funds (Cost $1,457,833,679)		1,457,833,679
Total Investments in Securities (Cost: $4,564,626,095)		4,631,705,777
Other Assets & Liabilities, Net		(183,242,713)
Net Assets		4,448,463,064

At November 30, 2021, securities and/or cash totaling $121,867,212 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,145,000 AUD	15,796,161 USD	Barclays	01/12/2022	1,394	—
57,545,000 CHF	62,334,008 USD	Citi	01/12/2022	—	(461,548)
68,622,000 CNY	10,698,784 USD	Citi	01/12/2022	—	(37,194)
589,280,300 EUR	667,810,827 USD	Citi	01/12/2022	—	(1,620,433)
31,211,000 HKD	4,008,044 USD	Citi	01/12/2022	5,528	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
55,526,000 HKD	7,120,313 USD	Citi	01/12/2022	—	(372)
1,344,900,000 MXN	64,372,382 USD	Citi	01/12/2022	2,181,020	—
261,697,000 PLN	63,743,493 USD	Citi	01/12/2022	210,291	—
47,165,000 SEK	5,329,644 USD	Citi	01/12/2022	89,211	—
86,248,000 SEK	9,568,121 USD	Citi	01/12/2022	—	(14,766)
6,889,888 USD	6,065,000 EUR	Citi	01/12/2022	43	—
62,342,117 USD	1,347,389,000 MXN	Citi	01/12/2022	—	(35,657)
63,611,497 USD	261,697,000 PLN	Citi	01/12/2022	—	(78,295)
489,629 USD	4,333,000 SEK	Citi	01/12/2022	—	(8,196)
28,868,298,000 IDR	2,023,715 USD	Goldman Sachs International	01/12/2022	17,138	—
31,999,000 NOK	3,666,352 USD	Goldman Sachs International	01/12/2022	129,505	—
15,989,573 USD	139,553,000 NOK	Goldman Sachs International	01/12/2022	—	(564,791)
34,257,717,280 JPY	299,969,575 USD	HSBC	01/12/2022	—	(3,357,606)
204,000 NZD	142,595 USD	HSBC	01/12/2022	3,425	—
5,376,000 SGD	3,962,469 USD	HSBC	01/12/2022	23,440	—
18,916,877 USD	2,137,506,000 JPY	HSBC	01/12/2022	9,185	—
13,870,000 ZAR	887,794 USD	HSBC	01/12/2022	20,935	—
28,211,000 CNY	4,400,749 USD	Standard Chartered	01/12/2022	—	(12,889)
63,193,000 AUD	45,799,519 USD	UBS	01/12/2022	727,555	—
50,087,000 CAD	39,943,697 USD	UBS	01/12/2022	716,192	—
25,403,000 DKK	3,882,402 USD	UBS	01/12/2022	2,625	—
45,127,000 DKK	6,890,199 USD	UBS	01/12/2022	—	(2,005)
181,804,097 GBP	244,224,716 USD	UBS	01/12/2022	2,227,585	—
27,821,000 GBP	37,027,525 USD	UBS	01/12/2022	—	(4,655)
16,210,007 USD	22,145,000 AUD	UBS	01/12/2022	—	(415,241)
16,440,181 USD	20,615,000 CAD	UBS	01/12/2022	—	(294,773)
16,258,444 USD	12,103,000 GBP	UBS	01/12/2022	—	(148,294)
Total				6,365,072	(7,056,715)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	203	12/2021	AUD	28,296,219	416,336	—
Canadian Government 10-Year Bond	540	03/2022	CAD	76,226,400	531,055	—
Euro-Bobl	107	03/2022	EUR	14,370,100	13,193	—
Euro-BTP	293	03/2022	EUR	43,777,130	147,637	—
Euro-Bund	418	03/2022	EUR	72,769,620	333,956	—
Euro-OAT	190	03/2022	EUR	31,503,900	144,095	—
Long Gilt	735	03/2022	GBP	92,815,800	1,307,804	—
MSCI EAFE Index	1,236	12/2021	USD	138,153,900	—	(8,376,523)
MSCI Emerging Markets Index	2,325	12/2021	USD	259,876,875	280,572	—
MSCI Emerging Markets Index	2,119	12/2021	USD	128,443,185	161,938	—
MSCI Emerging Markets Index	1,505	12/2021	USD	91,225,575	—	(6,916,378)
S&P 500 Index E-mini	1,622	12/2021	USD	370,322,875	6,774,707	—
S&P 500 Index E-mini	2,617	12/2021	USD	597,493,813	—	(341,458)
S&P/TSX 60 Index	119	12/2021	CAD	29,654,800	333,730	—
S&P/TSX 60 Index	105	12/2021	CAD	26,166,000	—	(92,364)
TOPIX Index	133	12/2021	JPY	2,521,680,000	—	(1,439,443)
U.S. Treasury 10-Year Note	1,208	03/2022	USD	158,021,500	893,965	—
U.S. Treasury 5-Year Note	1,868	03/2022	USD	226,772,282	667,483	—
Total					12,006,471	(17,166,166)

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 0.978%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2031	SEK	218,000,000	(339,542)	—	—	—	(339,542)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	2.144	USD	124,750,000	181,848	—	—	181,848	—
Markit CDX Emerging Markets Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	2.144	USD	297,677,000	(5,262,325)	—	—	—	(5,262,325)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.301	USD	299,954,541	1,331,259	—	—	1,331,259	—
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.301	USD	354,501,459	(4,134,318)	—	—	—	(4,134,318)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.583	USD	87,750,000	92,473	—	—	92,473	—
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.583	USD	130,198,000	(186,053)	—	—	—	(186,053)
Markit iTraxx Europe Crossover Index, Series 36	Morgan Stanley	12/20/2026	5.000	Quarterly	2.875	EUR	104,040,000	(1,458,237)	—	—	—	(1,458,237)
Total								(9,435,353)	—	—	1,605,580	(11,040,933)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.106%)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	373,852,606	429,443,000	(321,006,608)	(85,868,777)	396,420,221	—	131,016,392	—	17,532,960
Columbia Short-Term Cash Fund, 0.078%
	1,427,191,383	4,485,820,528	(4,455,190,998)	12,766	1,457,833,679	—	(12,765)	473,389	1,457,979,477
Columbia Solutions Aggressive Portfolio
	1,244,985	—	—	53,579	1,298,564	—	—	—	97,416
Columbia Solutions Conservative Portfolio
	6,754,982	—	—	31,477	6,786,459	—	—	—	629,542
Total	1,809,043,956			(85,770,955)	1,862,338,923	—	131,003,627	473,389

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $753,879,465, which represents 16.95% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Currency Legend  (continued)
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	396,420,221	—	—	—	396,420,221
Common Stocks
Consumer Discretionary	3,649,306	—	—	—	3,649,306
Real Estate	300,790,504	—	—	—	300,790,504
Total Common Stocks	304,439,810	—	—	—	304,439,810
Foreign Government Obligations	—	595,984,127	—	—	595,984,127
Inflation-Indexed Bonds	—	695,795,931	—	—	695,795,931
Multi-Asset/Tactical Strategies Funds	—	—	—	8,085,023	8,085,023
Residential Mortgage-Backed Securities - Agency	—	226,289,930	—	—	226,289,930
U.S. Treasury Obligations	946,857,056	—	—	—	946,857,056
Money Market Funds	1,457,833,679	—	—	—	1,457,833,679
Total Investments in Securities	3,105,550,766	1,518,069,988	—	8,085,023	4,631,705,777
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	6,365,072	—	—	6,365,072
Futures Contracts	12,006,471	—	—	—	12,006,471
Swap Contracts	—	1,605,580	—	—	1,605,580
Liability
Forward Foreign Currency Exchange Contracts	—	(7,056,715)	—	—	(7,056,715)
Futures Contracts	(17,166,166)	—	—	—	(17,166,166)
Swap Contracts	—	(11,380,475)	—	—	(11,380,475)
Total	3,100,391,071	1,507,603,450	—	8,085,023	4,616,079,544
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Statement of Assets and Liabilities
November 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,704,683,994)	$2,769,366,854
Affiliated issuers (cost $1,859,942,101)	1,862,338,923
Foreign currency (cost $6,473,983)	6,440,274
Cash collateral held at broker for:
Forward foreign currency exchange contracts	25,000
TBA	957,000
Margin deposits on:
Futures contracts	47,310,328
Swap contracts	73,574,884
Unrealized appreciation on forward foreign currency exchange contracts	6,365,072
Receivable for:
Investments sold	247,172,369
Capital shares sold	5,414,822
Dividends	170,047
Interest	9,527,303
Foreign tax reclaims	437,043
Variation margin for futures contracts	3,594,865
Variation margin for swap contracts	24,611,524
Prepaid expenses	41,938
Trustees’ deferred compensation plan	146,854
Other assets	36,651
Total assets	5,057,531,751
Liabilities
Due to custodian	40,672
Unrealized depreciation on forward foreign currency exchange contracts	7,056,715
Payable for:
Investments purchased	350,816,354
Investments purchased on a delayed delivery basis	227,367,950
Capital shares purchased	4,447,884
Variation margin for futures contracts	10,017,552
Variation margin for swap contracts	8,729,299
Foreign capital gains taxes deferred	43,970
Management services fees	84,897
Distribution and/or service fees	4,462
Transfer agent fees	165,738
Compensation of board members	26,143
Compensation of chief compliance officer	204
Other expenses	119,993
Trustees’ deferred compensation plan	146,854
Total liabilities	609,068,687
Net assets applicable to outstanding capital stock	$4,448,463,064
Represented by
Paid in capital	3,777,212,853
Total distributable earnings (loss)	671,250,211
Total - representing net assets applicable to outstanding capital stock	$4,448,463,064
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	15

Statement of Assets and Liabilities  (continued)
November 30, 2021 (Unaudited)
Class A
Net assets	$186,570,903
Shares outstanding	14,923,797
Net asset value per share	$12.50
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.26
Advisor Class
Net assets	$88,636,385
Shares outstanding	7,066,597
Net asset value per share	$12.54
Class C
Net assets	$115,283,925
Shares outstanding	9,678,617
Net asset value per share	$11.91
Institutional Class
Net assets	$3,976,028,014
Shares outstanding	317,234,539
Net asset value per share	$12.53
Institutional 2 Class
Net assets	$58,663,914
Shares outstanding	4,667,696
Net asset value per share	$12.57
Institutional 3 Class
Net assets	$22,441,538
Shares outstanding	1,784,196
Net asset value per share	$12.58
Class R
Net assets	$838,385
Shares outstanding	67,885
Net asset value per share	$12.35
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended November 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,726,536
Dividends — affiliated issuers	473,389
Interest	22,291,316
Foreign taxes withheld	(72,412)
Total income	27,418,829
Expenses:
Management services fees	14,867,317
Distribution and/or service fees
Class A	232,076
Class C	590,262
Class R	1,866
Transfer agent fees
Class A	41,792
Advisor Class	15,877
Class C	26,571
Institutional Class	904,563
Institutional 2 Class	19,720
Institutional 3 Class	2,122
Class R	168
Compensation of board members	31,821
Custodian fees	117,853
Printing and postage fees	57,961
Registration fees	131,373
Audit fees	25,709
Legal fees	28,195
Interest on collateral	260,704
Compensation of chief compliance officer	568
Other	22,782
Total expenses	17,379,300
Net investment income	10,039,529
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	51,335,632
Investments — affiliated issuers	131,003,627
Foreign currency translations	(503,696)
Forward foreign currency exchange contracts	67,947,501
Futures contracts	113,793,230
Swap contracts	24,243,760
Net realized gain	387,820,054
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(56,897,984)
Investments — affiliated issuers	(85,770,955)
Foreign currency translations	(530,698)
Forward foreign currency exchange contracts	10,544,405
Futures contracts	(90,501,275)
Swap contracts	(27,991,969)
Foreign capital gains tax	(43,970)
Net change in unrealized appreciation (depreciation)	(251,192,446)
Net realized and unrealized gain	136,627,608
Net increase in net assets resulting from operations	$146,667,137
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	17

Statement of Changes in Net Assets
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Operations
Net investment income	$10,039,529	$5,845,344
Net realized gain	387,820,054	463,916,290
Net change in unrealized appreciation (depreciation)	(251,192,446)	196,658,755
Net increase in net assets resulting from operations	146,667,137	666,420,389
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(1,548,063)
Advisor Class	—	(1,159,036)
Class C	—	(616,774)
Institutional Class	—	(75,347,293)
Institutional 2 Class	—	(1,180,953)
Institutional 3 Class	—	(435,933)
Class R	—	(2,542)
Total distributions to shareholders	—	(80,290,594)
Increase in net assets from capital stock activity	33,938,939	505,297,035
Total increase in net assets	180,606,076	1,091,426,830
Net assets at beginning of period	4,267,856,988	3,176,430,158
Net assets at end of period	$4,448,463,064	$4,267,856,988
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2021 (Unaudited)		May 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,484,451	18,503,675	3,511,911	39,359,283
Distributions reinvested	—	—	129,351	1,481,063
Redemptions	(1,026,434)	(12,780,064)	(2,932,206)	(33,082,610)
Net increase	458,017	5,723,611	709,056	7,757,736
Advisor Class
Subscriptions	2,496,347	31,370,613	3,605,975	41,235,461
Distributions reinvested	—	—	101,116	1,158,793
Redemptions	(520,628)	(6,541,686)	(2,600,008)	(29,970,824)
Net increase	1,975,719	24,828,927	1,107,083	12,423,430
Class C
Subscriptions	659,532	7,847,394	1,740,304	18,919,109
Distributions reinvested	—	—	54,694	601,087
Redemptions	(767,558)	(9,128,667)	(1,666,684)	(18,196,912)
Net increase (decrease)	(108,026)	(1,281,273)	128,314	1,323,284
Institutional Class
Subscriptions	33,289,887	415,692,020	99,516,165	1,122,158,944
Distributions reinvested	—	—	6,403,075	73,315,210
Redemptions	(32,349,281)	(403,711,159)	(64,186,723)	(733,957,702)
Net increase	940,606	11,980,861	41,732,517	461,516,452
Institutional 2 Class
Subscriptions	1,317,779	16,574,172	4,384,916	50,120,358
Distributions reinvested	—	—	102,870	1,180,952
Redemptions	(1,953,112)	(24,502,305)	(2,922,457)	(33,482,213)
Net increase (decrease)	(635,333)	(7,928,133)	1,565,329	17,819,097
Institutional 3 Class
Subscriptions	67,080	840,406	481,381	5,302,208
Distributions reinvested	—	—	37,934	435,867
Redemptions	(40,913)	(519,291)	(121,776)	(1,372,157)
Net increase	26,167	321,115	397,539	4,365,918
Class R
Subscriptions	29,489	364,959	10,730	117,004
Distributions reinvested	—	—	223	2,525
Redemptions	(5,737)	(71,128)	(2,663)	(28,411)
Net increase	23,752	293,831	8,290	91,118
Total net increase	2,680,902	33,938,939	45,648,128	505,297,035
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2021 (Unaudited)	$12.10	0.01	0.39	—	0.40	—	—	—
Year Ended 5/31/2021	$10.25	(0.01)	1.97	—	1.96	(0.04)	(0.07)	(0.11)
Year Ended 5/31/2020	$10.44	0.08	0.51	—	0.59	(0.26)	(0.52)	(0.78)
Year Ended 5/31/2019	$10.81	0.20	0.01	—	0.21	(0.35)	(0.23)	(0.58)
Year Ended 5/31/2018	$10.83	0.04	0.72	—	0.76	—	(0.78)	(0.78)
Year Ended 5/31/2017	$10.01	(0.01)	1.03	0.00(f)	1.02	(0.10)	(0.10)	(0.20)
Advisor Class
Six Months Ended 11/30/2021 (Unaudited)	$12.12	0.03	0.39	—	0.42	—	—	—
Year Ended 5/31/2021	$10.37	0.02	1.98	—	2.00	(0.10)	(0.15)	(0.25)
Year Ended 5/31/2020	$10.55	0.10	0.53	—	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.92	0.23	0.01	—	0.24	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.92	0.07	0.71	—	0.78	(0.00)(f)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.08	0.02	1.05	0.00(f)	1.07	(0.13)	(0.10)	(0.23)
Class C
Six Months Ended 11/30/2021 (Unaudited)	$11.57	(0.03)	0.37	—	0.34	—	—	—
Year Ended 5/31/2021	$9.85	(0.09)	1.87	—	1.78	—	(0.06)	(0.06)
Year Ended 5/31/2020	$10.05	0.00(f)	0.50	—	0.50	(0.18)	(0.52)	(0.70)
Year Ended 5/31/2019	$10.42	0.11	0.02	—	0.13	(0.27)	(0.23)	(0.50)
Year Ended 5/31/2018	$10.55	(0.04)	0.69	—	0.65	—	(0.78)	(0.78)
Year Ended 5/31/2017	$9.75	(0.08)	1.01	0.00(f)	0.93	(0.03)	(0.10)	(0.13)
Institutional Class
Six Months Ended 11/30/2021 (Unaudited)	$12.11	0.03	0.39	—	0.42	—	—	—
Year Ended 5/31/2021	$10.36	0.02	1.98	—	2.00	(0.10)	(0.15)	(0.25)
Year Ended 5/31/2020	$10.55	0.11	0.51	—	0.62	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.91	0.22	0.03	—	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.91	0.06	0.72	—	0.78	(0.00)(f)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.08	0.05	1.01	0.00(f)	1.06	(0.13)	(0.10)	(0.23)
Institutional 2 Class
Six Months Ended 11/30/2021 (Unaudited)	$12.15	0.03	0.39	—	0.42	—	—	—
Year Ended 5/31/2021	$10.39	0.02	1.98	—	2.00	(0.10)	(0.14)	(0.24)
Year Ended 5/31/2020	$10.57	0.10	0.53	—	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.93	0.22	0.03	—	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.93	0.06	0.72	—	0.78	(0.00)(f)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.10	0.03	1.03	0.00(f)	1.06	(0.13)	(0.10)	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2021 (Unaudited)	$12.50	3.31%	0.99%(c),(d)	0.99%(c),(d)	0.23%(c)	162%	$186,571
Year Ended 5/31/2021	$12.10	19.17%	1.00%(d)	1.00%(d)	(0.06%)	227%	$175,015
Year Ended 5/31/2020	$10.25	5.41%	1.01%(d)	1.01%(d),(e)	0.74%	314%	$141,074
Year Ended 5/31/2019	$10.44	2.33%	1.00%	1.00%(e)	1.87%	203%	$120,147
Year Ended 5/31/2018	$10.81	7.07%	0.99%	0.99%(e)	0.33%	210%	$132,920
Year Ended 5/31/2017	$10.83	10.35%(g)	0.99%	0.99%(e)	(0.07%)	396%	$100,790
Advisor Class
Six Months Ended 11/30/2021 (Unaudited)	$12.54	3.47%	0.74%(c),(d)	0.74%(c),(d)	0.47%(c)	162%	$88,636
Year Ended 5/31/2021	$12.12	19.38%	0.75%(d)	0.75%(d)	0.20%	227%	$61,716
Year Ended 5/31/2020	$10.37	5.71%	0.76%(d)	0.76%(d),(e)	0.98%	314%	$41,312
Year Ended 5/31/2019	$10.55	2.58%	0.75%	0.75%(e)	2.14%	203%	$30,420
Year Ended 5/31/2018	$10.92	7.26%	0.74%	0.74%(e)	0.59%	210%	$19,764
Year Ended 5/31/2017	$10.92	10.75%(g)	0.74%	0.74%(e)	0.20%	396%	$11,580
Class C
Six Months Ended 11/30/2021 (Unaudited)	$11.91	2.94%	1.74%(c),(d)	1.74%(c),(d)	(0.51%)(c)	162%	$115,284
Year Ended 5/31/2021	$11.57	18.14%	1.75%(d)	1.75%(d)	(0.80%)	227%	$113,245
Year Ended 5/31/2020	$9.85	4.73%	1.76%(d)	1.76%(d),(e)	0.00%	314%	$95,090
Year Ended 5/31/2019	$10.05	1.56%	1.75%	1.75%(e)	1.10%	203%	$94,648
Year Ended 5/31/2018	$10.42	6.19%	1.74%	1.74%(e)	(0.43%)	210%	$109,335
Year Ended 5/31/2017	$10.55	9.59%(g)	1.74%	1.74%(e)	(0.77%)	396%	$95,199
Institutional Class
Six Months Ended 11/30/2021 (Unaudited)	$12.53	3.47%	0.74%(c),(d)	0.74%(c),(d)	0.48%(c)	162%	$3,976,028
Year Ended 5/31/2021	$12.11	19.40%	0.75%(d)	0.75%(d)	0.19%	227%	$3,831,565
Year Ended 5/31/2020	$10.36	5.62%	0.76%(d)	0.76%(d),(e)	1.00%	314%	$2,845,593
Year Ended 5/31/2019	$10.55	2.67%	0.75%	0.75%(e)	2.11%	203%	$2,618,924
Year Ended 5/31/2018	$10.91	7.26%	0.74%	0.74%(e)	0.59%	210%	$2,782,662
Year Ended 5/31/2017	$10.91	10.64%(g)	0.73%	0.73%(e)	0.46%	396%	$1,810,897
Institutional 2 Class
Six Months Ended 11/30/2021 (Unaudited)	$12.57	3.46%	0.75%(c),(d)	0.75%(c),(d)	0.47%(c)	162%	$58,664
Year Ended 5/31/2021	$12.15	19.38%	0.76%(d)	0.76%(d)	0.17%	227%	$64,418
Year Ended 5/31/2020	$10.39	5.69%	0.77%(d)	0.77%(d)	0.95%	314%	$38,829
Year Ended 5/31/2019	$10.57	2.65%	0.76%	0.76%	2.10%	203%	$22,397
Year Ended 5/31/2018	$10.93	7.24%	0.75%	0.75%	0.57%	210%	$16,033
Year Ended 5/31/2017	$10.93	10.69%(g)	0.73%	0.73%	0.24%	396%	$7,177
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2021 (Unaudited)	$12.16	0.03	0.39	—	0.42	—	—	—
Year Ended 5/31/2021	$10.41	0.03	1.99	—	2.02	(0.11)	(0.16)	(0.27)
Year Ended 5/31/2020	$10.59	0.11	0.52	—	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.95	0.32	(0.07)(h)	—	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.95	0.07	0.72	—	0.79	(0.01)	(0.78)	(0.79)
Year Ended 5/31/2017	$10.11	0.03	1.05	0.00(f)	1.08	(0.14)	(0.10)	(0.24)
Class R
Six Months Ended 11/30/2021 (Unaudited)	$11.97	(0.00)(f)	0.38	—	0.38	—	—	—
Year Ended 5/31/2021	$10.13	(0.03)	1.93	—	1.90	—	(0.06)	(0.06)
Year Ended 5/31/2020	$10.32	0.05	0.52	—	0.57	(0.24)	(0.52)	(0.76)
Year Ended 5/31/2019	$10.69	0.16	0.02	—	0.18	(0.32)	(0.23)	(0.55)
Year Ended 5/31/2018	$10.75	(0.01)	0.73	—	0.72	—	(0.78)	(0.78)
Year Ended 5/31/2017	$9.93	(0.03)	1.03	0.00(f)	1.00	(0.08)	(0.10)	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2021	5/31/2021	5/31/2020
Class A	0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.01%	less than 0.01%	less than 0.01%
Class C	0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	less than 0.01%	less than 0.01%
Class R	0.01%	less than 0.01%	less than 0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2021 (Unaudited)	$12.58	3.45%	0.71%(c),(d)	0.71%(c),(d)	0.51%(c)	162%	$22,442
Year Ended 5/31/2021	$12.16	19.53%	0.71%(d)	0.71%(d)	0.23%	227%	$21,369
Year Ended 5/31/2020	$10.41	5.73%	0.72%(d)	0.72%(d)	1.04%	314%	$14,168
Year Ended 5/31/2019	$10.59	2.67%	0.71%	0.71%	3.02%	203%	$13,063
Year Ended 5/31/2018	$10.95	7.29%	0.69%	0.69%	0.65%	210%	$3
Year Ended 5/31/2017	$10.95	10.85%(g)	0.67%	0.67%	0.29%	396%	$3
Class R
Six Months Ended 11/30/2021 (Unaudited)	$12.35	3.17%	1.24%(c),(d)	1.24%(c),(d)	(0.05%)(c)	162%	$838
Year Ended 5/31/2021	$11.97	18.82%	1.25%(d)	1.25%(d)	(0.31%)	227%	$528
Year Ended 5/31/2020	$10.13	5.22%	1.26%(d)	1.26%(d),(e)	0.51%	314%	$363
Year Ended 5/31/2019	$10.32	2.07%	1.25%	1.25%(e)	1.54%	203%	$424
Year Ended 5/31/2018	$10.69	6.75%	1.25%	1.25%(e)	(0.08%)	210%	$325
Year Ended 5/31/2017	$10.75	10.15%(g)	1.22%	1.22%(e)	(0.25%)	396%	$5,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	23

Notes to Financial Statements
November 30, 2021 (Unaudited)
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
24	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
26	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the  Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
28	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,605,580*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,550,947*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	6,365,072
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,455,524*
Total		19,977,123

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	11,040,933*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	17,166,166*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,056,715
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	339,542*
Total		35,603,356

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	24,244,115	24,244,115
Equity risk	—	104,630,087	—	104,630,087
Foreign exchange risk	67,947,501	—	—	67,947,501
Interest rate risk	—	9,163,143	(355)	9,162,788
Total	67,947,501	113,793,230	24,243,760	205,984,491

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(27,652,427)	(27,652,427)
Equity risk	—	(93,629,116)	—	(93,629,116)
Foreign exchange risk	10,544,405	—	—	10,544,405
Interest rate risk	—	3,127,841	(339,542)	2,788,299
Total	10,544,405	(90,501,275)	(27,991,969)	(107,948,839)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,028,167,766
Credit default swap contracts — sell protection	1,656,102,610

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	6,502,807	(4,640,568)
Interest rate swap contracts	—	(169,771)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2021.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
30	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2021:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	-	-	24,611,524	-	-	24,611,524
Forward foreign currency exchange contracts	1,394	2,486,093	146,643	56,985	-	-	3,673,957	6,365,072
Total assets	1,394	2,486,093	146,643	56,985	24,611,524	-	3,673,957	30,976,596
Liabilities
Centrally cleared credit default swap contracts (a)	-	-	-	-	8,522,457	-	-	8,522,457
Centrally cleared interest rate swap contracts (a)	-	-	-	-	206,842	-	-	206,842
Forward foreign currency exchange contracts	-	2,256,461	564,791	3,357,606	-	12,889	864,968	7,056,715
Total liabilities	-	2,256,461	564,791	3,357,606	8,729,299	12,889	864,968	15,786,014
Total financial and derivative net assets	1,394	229,632	(418,148)	(3,300,621)	15,882,225	(12,889)	2,808,989	15,190,582
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	1,394	229,632	(418,148)	(3,300,621)	15,882,225	(12,889)	2,808,989	15,190,582

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
32	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management fee (or advisory fee, as applicable) to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2021 was 0.66% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.04
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
34	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	176,032
Class C	—	1.00(b)	4,351

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2022
Class A	1.25%
Advisor Class	1.00
Class C	2.00
Institutional Class	1.00
Institutional 2 Class	1.01
Institutional 3 Class	0.96
Class R	1.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,564,626,000	96,043,000	(44,589,000)	51,454,000
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,895,861,988 and $4,602,611,808, respectively, for the six months ended November 30, 2021, of which $3,104,391,576 and $2,795,156,117, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which
36	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended November 30, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to
38	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At November 30, 2021, affiliated shareholders of record owned 84.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	39

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Adaptive Risk Allocation Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
40	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	41

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
42	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2021	43

Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR214_05_M01_(01/22)

SemiAnnual Report
November 30, 2021
Columbia High Yield Municipal Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia High Yield Municipal Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia High Yield Municipal Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended November 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	1.95	7.95	5.52	5.54
	Including sales charges		-1.10	4.69	4.88	5.22
Advisor Class*		03/19/13	2.05	8.06	5.73	5.76
Class C	Excluding sales charges	07/15/02	1.64	7.31	4.85	4.88
	Including sales charges		0.64	6.31	4.85	4.88
Institutional Class		03/05/84	1.96	8.07	5.73	5.75
Institutional 2 Class*		11/08/12	1.98	8.11	5.78	5.82
Institutional 3 Class*		03/01/17	2.09	8.25	5.84	5.81
New Blended Benchmark			2.17	7.96	7.10	6.29
Bloomberg High Yield Municipal Bond Index			2.57	9.50	7.77	6.88
Former Blended Benchmark			1.77	6.43	6.43	5.70
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Effective November 24, 2021, the Fund compares its performance to that of an index consisting of 80% Bloomberg High Yield Municipal Bond Index and 20% Bloomberg Municipal Bond Index (the New Blended Benchmark). Prior to this date, the Fund compared its performance to that of an index consisting of 60% Bloomberg High Yield Municipal Bond Index and 40% Bloomberg Municipal Bond Index (the Former Blended Benchmark). The Fund continues to also compare its performance to that of the Bloomberg High Yield Municipal Bond Index. The Fund’s investment manager believes that the New Blended Benchmark and the Bloomberg High Yield Municipal Bond Index provide a more appropriate basis for comparing the Fund’s performance in light of the enhancements made to the Fund’s principal investment strategies. Information on the Former Blended Benchmark will be included for a one-year transition period. Effective August 24, 2021, the Bloomberg Barclays High Yield Municipal Bond Index and Bloomberg Barclays Municipal Bond Index were re-branded as the Bloomberg High Yield Municipal Bond Index and Bloomberg Municipal Bond Index.
The Bloomberg High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than “BB+” or equivalent by any of the three principal rating agencies.
The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Former Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Bloomberg High Yield Municipal Bond Index and a 40% weighting of the Bloomberg Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia High Yield Municipal Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
4	Columbia High Yield Municipal Fund | Semiannual Report 2021

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at November 30, 2021)
AAA rating	3.6
AA rating	3.8
A rating	11.5
BBB rating	23.4
BB rating	12.1
B rating	2.0
CCC rating	0.2
D rating	1.1
Not rated	42.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at November 30, 2021)
Illinois	10.3
Florida	9.7
Texas	7.1
Colorado	6.7
California	6.4
Puerto Rico	4.5
New Jersey	4.4
Washington	4.4
New York	4.3
Wisconsin	4.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia High Yield Municipal Fund | Semiannual Report 2021	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2021 — November 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.50	1,021.15	4.37	4.38	0.85
Advisor Class	1,000.00	1,000.00	1,020.50	1,022.22	3.29	3.30	0.64
Class C	1,000.00	1,000.00	1,016.40	1,018.09	7.45	7.46	1.45
Institutional Class	1,000.00	1,000.00	1,019.60	1,022.17	3.34	3.35	0.65
Institutional 2 Class	1,000.00	1,000.00	1,019.80	1,022.37	3.14	3.14	0.61
Institutional 3 Class	1,000.00	1,000.00	1,020.90	1,022.63	2.88	2.89	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
6	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments
November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.6%
	Shares	Value ($)
United States 0.6%
VanEck Vectors High-Yield Municipal Index ETF	80,000	4,992,800
Total Exchange-Traded Fixed Income Funds (Cost $4,973,600)		4,992,800

Municipal Bonds 99.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.(a)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	1,081,847
Arizona 2.1%
Arizona Industrial Development Authority(b)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	3,596,146
Series 2021A
07/01/2051	6.000%	500,000	553,321
Arizona Industrial Development Authority
Revenue Bonds
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	1,400,000	1,536,223
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien Airport
Series 2019B
07/01/2044	4.000%	2,000,000	2,294,390
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,176,932
Industrial Development Authority of the County of Pima (The)(b),(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	4,084,417
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	1,200,000	1,345,818
02/15/2046	5.000%	1,500,000	1,664,710
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
02/15/2048	5.000%	230,000	265,801
Total			16,517,758
California 6.4%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	500,000	604,947
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,566,088
04/01/2041	5.000%	250,000	306,481
California Municipal Finance Authority(b),(c),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,594,751
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,401,172
California Statewide Communities Development Authority(b)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,225,711
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,837,628
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	10,000	10,149
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	546,842
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Santa Maria Water & Wastewater(a)
Prerefunded 02/01/22 Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,675,155
CMFA Special Finance Agency(b)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	1,000,000	984,803
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	4,000,000	3,939,600
Compton Unified School District(a)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,240,837
CSCDA Community Improvement Authority(b),(d)
Revenue Bonds
Social Bonds - Millenium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,861,989
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	12,500,000	12,770,501
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	1,157,665
Hastings Campus Housing Finance Authority(a),(b)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,831,503
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	8,005,815
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,155,285
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	2,556,936
Total			51,310,558
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 6.6%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,000,000	4,068,402
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	1,084,462
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	6,697,244
Colorado Educational & Cultural Facilities Authority(b)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	762,470
07/01/2061	4.000%	1,225,000	1,295,950
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	1,093,165
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	3,703,015
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	5,310,273
Eagle Brook Meadows Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,569,763
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	4,264,308
Lanterns Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,780,300
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,393,000	1,436,657

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Peak Metropolitan District No. 1(b)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	1,253,007
Pronghorn Valley Metropolitan District
Limited General Obligation Bonds
Series 2021A
12/01/2051	4.000%	650,000	662,123
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,290,679
Senac South Metropolitan District No. 1
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	3,028,948
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,547,548
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2051	5.000%	3,000,000	3,326,215
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	4,000,000	3,969,346
Total			53,143,875
Connecticut 0.3%
Connecticut State Health & Educational Facility Authority(b)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,927,319
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	625,214
Total			2,552,533
District of Columbia 0.4%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	760,648
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,572,083
Total			3,332,731
Florida 9.6%
Capital Trust Agency, Inc.(b)
04/27/2021
07/01/2056	5.000%	4,000,000	4,572,212
Revenue Bonds
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	3,500,000	3,993,716
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	249,995
01/01/2056	5.000%	1,000,000	1,113,328
Capital Trust Agency, Inc.(b),(e)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	1,037,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,136,000
Capital Trust Agency, Inc.(a),(b)
Subordinated
07/01/2061	0.000%	30,000,000	3,306,423
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,690,835
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,381,886
City of Tampa(a)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	549,605
County of Broward Airport System(c)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	700,000	801,167

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade(a)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,994,046
County of Miami-Dade Aviation(c)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	3,000,000	3,647,605
County of Osceola Transportation(a)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	676,355
Series 2020A-2
10/01/2046	0.000%	3,175,000	1,416,317
10/01/2048	0.000%	2,000,000	826,843
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	3,000,000	3,367,021
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	2,276,302
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2043	6.125%	2,000,000	2,034,355
Florida Development Finance Corp.(b)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,646,652
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,432,027
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	2,197,711
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,540,102
Florida Development Finance Corp.(b),(c)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	2,000,000	2,180,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greater Orlando Aviation Authority(c)
Revenue Bonds
Series 2019A
10/01/2054	5.000%	1,500,000	1,827,912
Palm Beach County Health Facilities Authority(d)
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	4,157,792
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	2,000,000	2,420,012
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,306,925
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,867,099
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,821,638
Seminole County Industrial Development Authority(b)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	921,650
06/15/2056	4.000%	705,000	776,608
St. Johns County Industrial Development Authority(e)
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,352,500
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,293
Total			76,805,272
Georgia 1.9%
City of Atlanta Department of Aviation(c)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2040	4.000%	1,000,000	1,156,238

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,503,235
Georgia State Road & Tollway Authority(b),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,764,653
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	419,014
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,037,910
Savannah Economic Development Authority
Prerefunded 01/01/24 Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,986,129
Total			14,867,179
Guam 0.5%
Territory of Guam(g)
Refunding Revenue Bonds
Series 2021A
11/01/2040	5.000%	1,000,000	1,249,733
Series 2021F
01/01/2042	4.000%	2,750,000	3,104,352
Total			4,354,085
Idaho 0.9%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,000,000	4,031,403
Spring Valley Community Infrastructure District No. 1(b)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	3,016,501
Total			7,047,904
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 10.3%
Chicago Board of Education(b)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,874,873
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,976,378
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,209,147
Series 2011A
12/01/2041	5.000%	1,110,000	1,113,550
Series 2012A
12/01/2042	5.000%	1,000,000	1,036,541
Series 2016B
12/01/2046	6.500%	1,500,000	1,844,351
Series 2018D
12/01/2046	5.000%	5,000,000	5,358,429
Series 2021A
12/01/2041	5.000%	1,400,000	1,739,743
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	614,634
Chicago O’Hare International Airport(c)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	5,000,000	5,973,635
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	943,878
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2035	5.000%	1,040,000	1,119,685
Prerefunded 01/01/24 Limited General Obligation Bonds
Series 2015A
01/01/2035	5.000%	1,960,000	2,145,825
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	4,008,856
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,144,211

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,127,586
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	650,721
Illinois Finance Authority
Refunding Revenue Bonds
Social Bonds - LEARN Charter School Project
Series 2021
11/01/2056	4.000%	750,000	851,548
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2042	5.000%	2,500,000	3,079,982
06/15/2050	4.000%	1,200,000	1,345,149
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,457,663
Metropolitan Pier & Exposition Authority(a),(d)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,791,982
06/15/2038	0.000%	3,000,000	1,952,938
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	2,000,000	2,288,145
Series 2016
01/01/2041	5.000%	3,830,000	4,418,750
Series 2017A
12/01/2035	5.000%	1,345,000	1,598,629
12/01/2038	5.000%	3,000,000	3,550,640
Series 2018A
05/01/2032	5.000%	2,500,000	3,010,073
05/01/2040	5.000%	4,000,000	4,754,794
05/01/2041	5.000%	3,910,000	4,639,513
05/01/2042	5.000%	2,800,000	3,316,020
05/01/2043	5.000%	3,000,000	3,547,757
Series 2020
05/01/2039	5.500%	570,000	727,824
05/01/2045	5.750%	750,000	960,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,213,746
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	559,000	559,486
Total			81,946,832
Iowa 3.0%
Iowa Finance Authority(f)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,970,736	2,231,806
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	4,292,971
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,970,864
05/15/2048	5.000%	2,475,000	2,788,546
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,333,016
Iowa Tobacco Settlement Authority(a)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	9,338,935
Total			23,956,138
Kansas 0.9%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	3,458,441
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,440,000	3,440,922
Total			6,899,363

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,167,981
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,838,117
Total			3,006,098
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	29,583
Prerefunded 06/01/25 Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,154,265
Louisiana Public Facilities Authority(c)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	4,420,000	4,673,818
Parish of St. James(b)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,950,137
Total			10,807,803
Maryland 1.0%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,662,070
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	3,050,316
Total			7,712,386
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.2%
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,158,233
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,209,022
Massachusetts Development Finance Agency(a)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	975,288	652,645
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,590,878
Series 2016J
07/01/2033	3.500%	1,385,000	1,409,534
Series 2018B
07/01/2034	3.625%	1,515,000	1,582,652
Total			9,602,964
Michigan 1.5%
Michigan Finance Authority(a)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	5,089,646
Michigan Finance Authority
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	680,400
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	415,000	523,088
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	5,000,000	5,994,226
Total			12,287,360

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,383,427
07/01/2050	6.125%	1,500,000	1,436,636
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	526,215
05/01/2051	5.000%	1,500,000	1,583,541
Minneapolis/St. Paul Housing Finance Board(c)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA)
12/01/2038	5.000%	14	14
St. Cloud Housing & Redevelopment Authority(e)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,245,000	1,908,250
Total			8,838,083
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,034,962
Series 1992B
04/01/2022	6.700%	230,000	234,531
Total			2,269,493
Missouri 1.3%
Kansas City Industrial Development Authority(b)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,900,000	1,954,750
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,958,152
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,266,778
Total			10,179,680
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,379,681
Nevada 1.0%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	541,771
City of Reno(a),(b)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	17,500,000	3,077,825
State of Nevada Department of Business & Industry(b)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,758,826
Series 2018A
12/15/2048	5.000%	1,500,000	1,636,475
Total			8,014,897
New Hampshire 0.9%
New Hampshire Business Finance Authority(b),(c)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	1,855,000	1,954,109
New Hampshire Business Finance Authority(b)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	4,018,623
New Hampshire Health and Education Facilities Authority Act(e)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,500,000	1,325,000
Total			7,297,732

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 4.4%
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority
Prerefunded 06/15/24 Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	280,000	313,025
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	25,000	29,214
Revenue Bonds
New Jersey Transit Transportation Project
Series 2020A
11/01/2044	4.000%	2,000,000	2,260,103
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,200,000	1,465,812
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,340,751
Series 2015WW
06/15/2040	5.250%	350,000	400,653
New Jersey Economic Development Authority(c)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,037,943
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Subordinated Series 2013-1B
12/01/2043	4.750%	5,000,000	5,127,767
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	3,063,432
Series 2019
12/15/2039	5.000%	640,000	789,758
Revenue Bonds
Series 2019BB
06/15/2044	5.000%	1,000,000	1,206,109
06/15/2050	5.000%	4,945,000	5,931,516
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,976,402
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
06/15/2046	5.000%	5,000,000	6,015,917
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	696,472
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	981,352
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,195,159
Total			34,831,398
New York 4.3%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,462,538
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	834,690
Glen Cove Local Economic Assistance Corp.(f)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,675,716
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	250,000	273,628
Jefferson County Industrial Development Agency(b),(c)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	1,584,764
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,922,436
Nassau County Tobacco Settlement Corp.(a)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,972,913

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,573,831
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	5,500,000	6,757,180
10/01/2045	4.375%	2,500,000	2,887,967
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	3,000,000	3,222,599
Westchester County Local Development Corp.(b)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	3,202,240
Total			34,370,502
North Carolina 2.6%
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,857,794	3,025,807
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	3,500,000	3,898,658
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,431,907
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,152,394
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,624,076
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,275,961
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,432,811
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,581,958
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(a)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	1,120,922
Total			20,544,494
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	10,400,000	11,933,050
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	2,040,914
Hickory Chase Community Authority(b)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,410,000	1,531,294
Lake County Port & Economic Development Authority(b),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,960,000
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	526,322
Ohio Air Quality Development Authority(b),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	578,199
State of Ohio(c)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
12/31/2039	5.000%	4,100,000	4,561,386
Total			23,131,165
Oregon 0.9%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,083,167

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,342,215
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	970,000	1,019,304
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2056	5.000%	1,500,000	1,731,805
Total			7,176,491
Pennsylvania 3.2%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,560,605
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,809,014
Dauphin County Industrial Development Authority(c)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,693,213
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	2,067,036
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,123,263
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,802,381
Pennsylvania Economic Development Financing Authority(b),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,100,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,934,335
06/30/2042	5.000%	3,700,000	4,317,001
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,124,987
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,914,458
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,151,385
Total			25,597,678
Puerto Rico 4.5%
Commonwealth of Puerto Rico(e),(g)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	9,600,000	8,400,000
Puerto Rico Electric Power Authority(e),(g)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,965,000
Series 2010XX
07/01/2040	0.000%	7,000,000	6,895,000
Puerto Rico Highway & Transportation Authority(e),(g)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	1,000,000	590,000
Series 2007M
07/01/2037	0.000%	3,055,000	1,802,450
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,000,000	590,000
Puerto Rico Sales Tax Financing Corp.(a),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	33,500,000	11,160,639
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	4,000,000	4,582,229
Total			35,985,318

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.1%
Rhode Island Student Loan Authority(c)
Refunding Revenue Bonds
Series 2018A
12/01/2034	3.500%	1,000,000	1,031,503
South Carolina 1.4%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,767,172
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	1,000,000	1,246,942
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	758,845
05/01/2048	5.125%	1,500,000	1,518,387
South Carolina Jobs-Economic Development Authority(b),(c)
Revenue Bonds
Green Bonds - Last Step Recycling Project
Series 2021
06/01/2051	6.500%	3,000,000	3,107,397
Total			11,398,743
Tennessee 1.1%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,750,000	4,031,164
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	4,815,000	5,016,833
Total			9,047,997
Texas 7.1%
Angelina & Neches River Authority(b),(c)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	3,000,000	2,973,637
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	2,369,047
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,762,904
City of Houston Airport System(c)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,751,218
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	1,600,000	1,845,477
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	2,850,000	3,036,479
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,979,492
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	3,500,000	2,382,230
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	1,630,000	1,261,017
Series 2016A-1
07/01/2046	5.000%	950,000	911,049
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	860,000
Series 2015A
07/01/2047	5.000%	1,000,000	860,000
Westminster Project
Series 2021
11/01/2055	4.000%	500,000	558,952
New Hope Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	1,086,745
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,594,335

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Beaumont Navigation District(b),(c)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	2,061,503
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,710,882
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,083,873
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,417,993
Sanger Industrial Development Corp.(b),(c),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,100,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	1,000,000	1,159,537
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	7,559,003
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,406,838
12/31/2055	5.000%	3,515,000	3,914,058
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	581,401
Total			56,465,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 1.3%
Black Desert Public Infrastructure District(b)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	3,079,762
Mida Golf and Equestrian Center Public Infrastructure District(b)
Limited General Obligation Bonds
Series 2021
06/01/2057	4.625%	3,000,000	3,029,970
Red Bridge Public Infrastructure District No. 1(b)
Limited General Obligation Bonds
Series 2021-1A
02/01/2041	4.125%	500,000	519,631
02/01/2051	4.375%	1,100,000	1,146,585
Subordinated Series 2021B
08/15/2051	7.375%	600,000	604,851
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2037	5.000%	2,000,000	2,402,729
Total			10,783,528
Virginia 3.3%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,535,199
City of Chesapeake Expressway Toll Road(f)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	8,315,817
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,301,604
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	5,032,902
Virginia Small Business Financing Authority(c)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	7,925,000	9,413,580
Total			26,599,102

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 4.4%
Greater Wenatchee Regional Events Center Public Facilities District
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2042	5.500%	3,825,000	3,977,118
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,666,279
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,384,696
12/01/2045	6.250%	2,500,000	2,779,129
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,224,610
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	6,000,000	6,963,000
Washington State Housing Finance Commission(b)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,260,095
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,303,580
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	3,800,000	4,234,574
Total			34,793,081
Wisconsin 4.1%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	3,013,091
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,852,106
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(b)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,510,009
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,771,901
Public Finance Authority(c)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
03/31/2056	4.000%	1,145,000	1,256,107
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	5,000,000	5,239,362
Wisconsin Center District(a)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	4,146,892
Wisconsin Health & Educational Facilities Authority
Prerefunded 09/15/23 Revenue Bonds
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	811,900
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	3,322,115
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	925,156
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	4,126,074
Total			32,974,713
Total Municipal Bonds (Cost $739,239,832)			790,943,135

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia High Yield Municipal Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	105,361	105,351
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	6,725,893	6,725,893
Total Money Market Funds (Cost $6,831,254)		6,831,244
Total Investments in Securities (Cost $751,044,686)		802,767,179
Other Assets & Liabilities, Net		(3,500,507)
Net Assets		$799,266,672
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $145,854,871, which represents 18.25% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2021, the total value of these securities amounted to $37,817,643, which represents 4.73% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2021.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2021, the total value of these securities amounted to $40,339,403, which represents 5.05% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Exchange-Traded Fixed Income Funds	4,992,800	—	—	4,992,800
Municipal Bonds	—	790,943,135	—	790,943,135
Money Market Funds	6,831,244	—	—	6,831,244
Total Investments in Securities	11,824,044	790,943,135	—	802,767,179
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia High Yield Municipal Fund | Semiannual Report 2021

Statement of Assets and Liabilities
November 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $751,044,686)	$802,767,179
Cash	19,478
Receivable for:
Investments sold	374,721
Capital shares sold	2,628,155
Interest	10,409,566
Expense reimbursement due from Investment Manager	404
Prepaid expenses	9,109
Trustees’ deferred compensation plan	181,941
Other assets	3,324
Total assets	816,393,877
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	13,735,099
Capital shares purchased	850,235
Distributions to shareholders	2,242,665
Management services fees	11,741
Distribution and/or service fees	1,866
Transfer agent fees	63,144
Compensation of board members	10,688
Compensation of chief compliance officer	37
Other expenses	29,789
Trustees’ deferred compensation plan	181,941
Total liabilities	17,127,205
Net assets applicable to outstanding capital stock	$799,266,672
Represented by
Paid in capital	756,054,858
Total distributable earnings (loss)	43,211,814
Total - representing net assets applicable to outstanding capital stock	$799,266,672
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	23

Statement of Assets and Liabilities  (continued)
November 30, 2021 (Unaudited)
Class A
Net assets	$189,853,575
Shares outstanding	17,132,591
Net asset value per share	$11.08
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.42
Advisor Class
Net assets	$8,654,264
Shares outstanding	780,210
Net asset value per share	$11.09
Class C
Net assets	$38,155,342
Shares outstanding	3,443,283
Net asset value per share	$11.08
Institutional Class
Net assets	$517,163,296
Shares outstanding	46,661,799
Net asset value per share	$11.08
Institutional 2 Class
Net assets	$42,427,310
Shares outstanding	3,831,007
Net asset value per share	$11.07
Institutional 3 Class
Net assets	$3,012,885
Shares outstanding	271,214
Net asset value per share	$11.11
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia High Yield Municipal Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended November 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$209
Interest	15,533,182
Total income	15,533,391
Expenses:
Management services fees	2,143,072
Distribution and/or service fees
Class A	192,075
Class C	177,178
Transfer agent fees
Class A	90,745
Advisor Class	7,208
Class C	18,567
Institutional Class	243,391
Institutional 2 Class	8,818
Institutional 3 Class	143
Compensation of board members	12,736
Custodian fees	6,412
Printing and postage fees	13,393
Registration fees	59,527
Audit fees	19,965
Legal fees	9,798
Interest on interfund lending	121
Compensation of chief compliance officer	101
Other	9,408
Total expenses	3,012,658
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(78,409)
Fees waived by distributor
Class C	(19,939)
Expense reduction	(280)
Total net expenses	2,914,030
Net investment income	12,619,361
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(879,837)
Net realized loss	(879,837)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,593,899
Net change in unrealized appreciation (depreciation)	3,593,899
Net realized and unrealized gain	2,714,062
Net increase in net assets resulting from operations	$15,333,423
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	25

Statement of Changes in Net Assets
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Operations
Net investment income	$12,619,361	$25,776,900
Net realized gain (loss)	(879,837)	5,262,437
Net change in unrealized appreciation (depreciation)	3,593,899	70,691,298
Net increase in net assets resulting from operations	15,333,423	101,730,635
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,960,610)	(5,872,368)
Advisor Class	(247,593)	(244,663)
Class C	(488,848)	(1,151,080)
Institutional Class	(8,444,884)	(17,593,184)
Institutional 2 Class	(525,160)	(704,547)
Institutional 3 Class	(50,826)	(86,549)
Total distributions to shareholders	(12,717,921)	(25,652,391)
Increase (decrease) in net assets from capital stock activity	34,741,830	(26,348,088)
Total increase in net assets	37,357,332	49,730,156
Net assets at beginning of period	761,909,340	712,179,184
Net assets at end of period	$799,266,672	$761,909,340
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia High Yield Municipal Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2021 (Unaudited)		May 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,277,276	25,368,342	2,853,563	30,387,629
Distributions reinvested	229,986	2,552,624	480,604	5,121,662
Redemptions	(1,864,768)	(20,689,793)	(3,354,098)	(35,485,829)
Net increase (decrease)	642,494	7,231,173	(19,931)	23,462
Advisor Class
Subscriptions	661,870	7,360,249	919,240	9,941,448
Distributions reinvested	22,241	247,570	22,882	244,663
Redemptions	(1,029,494)	(11,441,592)	(373,222)	(3,980,176)
Net increase (decrease)	(345,383)	(3,833,773)	568,900	6,205,935
Class C
Subscriptions	246,368	2,739,658	294,753	3,140,014
Distributions reinvested	42,685	473,807	103,367	1,100,565
Redemptions	(351,544)	(3,911,616)	(1,168,626)	(12,470,240)
Net decrease	(62,491)	(698,151)	(770,506)	(8,229,661)
Institutional Class
Subscriptions	4,737,974	52,567,972	7,319,362	78,209,787
Distributions reinvested	383,680	4,260,073	806,706	8,595,131
Redemptions	(3,540,472)	(39,421,918)	(11,425,971)	(121,783,718)
Net increase (decrease)	1,581,182	17,406,127	(3,299,903)	(34,978,800)
Institutional 2 Class
Subscriptions	1,467,298	16,202,943	1,388,611	14,909,617
Distributions reinvested	47,320	524,900	65,998	704,467
Redemptions	(203,848)	(2,256,020)	(512,393)	(5,411,970)
Net increase	1,310,770	14,471,823	942,216	10,202,114
Institutional 3 Class
Subscriptions	55,019	612,038	80,150	864,660
Distributions reinvested	4,442	49,431	7,986	85,449
Redemptions	(44,596)	(496,838)	(49,186)	(521,247)
Net increase	14,865	164,631	38,950	428,862
Total net increase (decrease)	3,141,437	34,741,830	(2,540,274)	(26,348,088)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2021 (Unaudited)	$11.04	0.17	0.04	0.21	(0.17)	(0.17)
Year Ended 5/31/2021	$9.96	0.36	1.08	1.44	(0.36)	(0.36)
Year Ended 5/31/2020	$10.74	0.42	(0.77)	(0.35)	(0.43)	(0.43)
Year Ended 5/31/2019	$10.56	0.43	0.23	0.66	(0.48)	(0.48)
Year Ended 5/31/2018	$10.64	0.43	(0.05)	0.38	(0.46)	(0.46)
Year Ended 5/31/2017	$10.90	0.45	(0.26)	0.19	(0.45)	(0.45)
Advisor Class
Six Months Ended 11/30/2021 (Unaudited)	$11.05	0.18	0.05	0.23	(0.19)	(0.19)
Year Ended 5/31/2021	$9.97	0.38	1.08	1.46	(0.38)	(0.38)
Year Ended 5/31/2020	$10.76	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Year Ended 5/31/2019	$10.57	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.65	0.45	(0.05)	0.40	(0.48)	(0.48)
Year Ended 5/31/2017	$10.92	0.47	(0.27)	0.20	(0.47)	(0.47)
Class C
Six Months Ended 11/30/2021 (Unaudited)	$11.04	0.14	0.04	0.18	(0.14)	(0.14)
Year Ended 5/31/2021	$9.96	0.30	1.07	1.37	(0.29)	(0.29)
Year Ended 5/31/2020	$10.74	0.35	(0.77)	(0.42)	(0.36)	(0.36)
Year Ended 5/31/2019	$10.56	0.37	0.22	0.59	(0.41)	(0.41)
Year Ended 5/31/2018	$10.64	0.36	(0.05)	0.31	(0.39)	(0.39)
Year Ended 5/31/2017	$10.90	0.38	(0.26)	0.12	(0.38)	(0.38)
Institutional Class
Six Months Ended 11/30/2021 (Unaudited)	$11.05	0.18	0.04	0.22	(0.19)	(0.19)
Year Ended 5/31/2021	$9.96	0.38	1.09	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.75	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Year Ended 5/31/2019	$10.56	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.64	0.45	(0.05)	0.40	(0.48)	(0.48)
Year Ended 5/31/2017	$10.90	0.47	(0.26)	0.21	(0.47)	(0.47)
Institutional 2 Class
Six Months Ended 11/30/2021 (Unaudited)	$11.04	0.19	0.03	0.22	(0.19)	(0.19)
Year Ended 5/31/2021	$9.95	0.39	1.08	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.74	0.44	(0.77)	(0.33)	(0.46)	(0.46)
Year Ended 5/31/2019	$10.55	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.63	0.45	(0.04)	0.41	(0.49)	(0.49)
Year Ended 5/31/2017	$10.90	0.48	(0.27)	0.21	(0.48)	(0.48)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia High Yield Municipal Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2021 (Unaudited)	$11.08	1.95%	0.87%(c),(d)	0.85%(c),(d),(e)	3.06%(c)	9%	$189,854
Year Ended 5/31/2021	$11.04	14.64%	0.87%(f)	0.85%(e),(f)	3.41%	22%	$182,125
Year Ended 5/31/2020	$9.96	(3.41%)	0.88%(d),(f)	0.87%(d),(e),(f)	3.98%	46%	$164,388
Year Ended 5/31/2019	$10.74	6.42%	0.88%	0.85%(e)	4.16%	35%	$172,655
Year Ended 5/31/2018	$10.56	3.68%	0.88%	0.85%(e)	4.04%	16%	$132,807
Year Ended 5/31/2017	$10.64	1.81%	0.90%(g)	0.84%(e),(g)	4.21%	21%	$130,917
Advisor Class
Six Months Ended 11/30/2021 (Unaudited)	$11.09	2.05%	0.66%(c),(d)	0.64%(c),(d),(e)	3.21%(c)	9%	$8,654
Year Ended 5/31/2021	$11.05	14.86%	0.68%(f)	0.65%(e),(f)	3.61%	22%	$12,442
Year Ended 5/31/2020	$9.97	(3.30%)	0.68%(d),(f)	0.67%(d),(e),(f)	4.17%	46%	$5,549
Year Ended 5/31/2019	$10.76	6.73%	0.68%	0.65%(e)	4.35%	35%	$5,318
Year Ended 5/31/2018	$10.57	3.89%	0.68%	0.65%(e)	4.24%	16%	$4,752
Year Ended 5/31/2017	$10.65	1.92%	0.71%(g)	0.64%(e),(g)	4.41%	21%	$3,753
Class C
Six Months Ended 11/30/2021 (Unaudited)	$11.08	1.64%	1.57%(c),(d)	1.45%(c),(d),(e)	2.45%(c)	9%	$38,155
Year Ended 5/31/2021	$11.04	13.94%	1.62%(f)	1.47%(e),(f)	2.80%	22%	$38,720
Year Ended 5/31/2020	$9.96	(4.04%)	1.63%(d),(f)	1.52%(d),(e),(f)	3.34%	46%	$42,578
Year Ended 5/31/2019	$10.74	5.73%	1.63%	1.50%(e)	3.50%	35%	$51,214
Year Ended 5/31/2018	$10.56	3.01%	1.63%	1.50%(e)	3.39%	16%	$49,519
Year Ended 5/31/2017	$10.64	1.15%	1.65%(g)	1.48%(e),(g)	3.58%	21%	$51,775
Institutional Class
Six Months Ended 11/30/2021 (Unaudited)	$11.08	1.96%	0.67%(c),(d)	0.65%(c),(d),(e)	3.26%(c)	9%	$517,163
Year Ended 5/31/2021	$11.05	14.97%	0.67%(f)	0.66%(e),(f)	3.61%	22%	$497,969
Year Ended 5/31/2020	$9.96	(3.31%)	0.68%(d),(f)	0.67%(d),(e),(f)	4.19%	46%	$481,793
Year Ended 5/31/2019	$10.75	6.73%	0.68%	0.65%(e)	4.35%	35%	$548,850
Year Ended 5/31/2018	$10.56	3.88%	0.68%	0.65%(e)	4.24%	16%	$562,972
Year Ended 5/31/2017	$10.64	2.01%	0.70%(g)	0.64%(e),(g)	4.43%	21%	$604,031
Institutional 2 Class
Six Months Ended 11/30/2021 (Unaudited)	$11.07	1.98%	0.63%(c),(d)	0.61%(c),(d)	3.29%(c)	9%	$42,427
Year Ended 5/31/2021	$11.04	15.03%	0.64%(f)	0.62%(f)	3.64%	22%	$27,815
Year Ended 5/31/2020	$9.95	(3.28%)	0.64%(d),(f)	0.63%(d),(f)	4.13%	46%	$15,702
Year Ended 5/31/2019	$10.74	6.78%	0.63%	0.60%	4.40%	35%	$10,868
Year Ended 5/31/2018	$10.55	3.92%	0.63%	0.59%	4.30%	16%	$7,767
Year Ended 5/31/2017	$10.63	2.00%	0.61%(g)	0.56%(g)	4.48%	21%	$5,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2021 (Unaudited)	$11.07	0.19	0.04	0.23	(0.19)	(0.19)
Year Ended 5/31/2021	$9.98	0.39	1.09	1.48	(0.39)	(0.39)
Year Ended 5/31/2020	$10.77	0.45	(0.78)	(0.33)	(0.46)	(0.46)
Year Ended 5/31/2019	$10.58	0.47	0.23	0.70	(0.51)	(0.51)
Year Ended 5/31/2018	$10.66	0.46	(0.04)	0.42	(0.50)	(0.50)
Year Ended 5/31/2017(h)	$10.48	0.12	0.18(i)	0.30	(0.12)	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
05/31/2017	0.02%	0.02%	0.03%	0.02%	0.02%

(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia High Yield Municipal Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2021 (Unaudited)	$11.11	2.09%	0.58%(c),(d)	0.56%(c),(d)	3.34%(c)	9%	$3,013
Year Ended 5/31/2021	$11.07	15.05%	0.59%(f)	0.57%(f)	3.69%	22%	$2,838
Year Ended 5/31/2020	$9.98	(3.21%)	0.59%(d),(f)	0.58%(d),(f)	4.26%	46%	$2,170
Year Ended 5/31/2019	$10.77	6.83%	0.59%	0.56%	4.45%	35%	$1,933
Year Ended 5/31/2018	$10.58	3.99%	0.59%	0.55%	4.41%	16%	$1,533
Year Ended 5/31/2017(h)	$10.66	2.86%	0.61%(c)	0.53%(c)	4.62%(c)	21%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2021	31

Notes to Financial Statements
November 30, 2021 (Unaudited)
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
32	Columbia High Yield Municipal Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia High Yield Municipal Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2021 was 0.54% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
34	Columbia High Yield Municipal Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2021, these minimum account balance fees reduced total expenses of the Fund by $280.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective October 1, 2021, the Distributor has reduced the distribution fee for Class C shares to 0.60% annually of the average daily net assets attributable to Class C shares. Prior to October 1, 2021, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Columbia High Yield Municipal Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	94,954
Class C	—	1.00(b)	705

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2021 through September 30, 2022	Prior to October 1, 2021
Class A	0.85%	0.85%
Advisor Class	0.65	0.65
Class C	1.45	1.60
Institutional Class	0.65	0.65
Institutional 2 Class	0.62	0.61
Institutional 3 Class	0.57	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Prior to October 1, 2021, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
36	Columbia High Yield Municipal Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
At November 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
751,045,000	72,858,000	(21,136,000)	51,722,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(791,555)	(8,076,616)	(8,868,171)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $116,610,141 and $73,195,817, respectively, for the six months ended November 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	6,300,000	0.69	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged
Columbia High Yield Municipal Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended November 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced
38	Columbia High Yield Municipal Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Columbia High Yield Municipal Fund | Semiannual Report 2021	39

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Shareholder concentration risk
At November 30, 2021, two unaffiliated shareholders of record owned 42.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 16.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
40	Columbia High Yield Municipal Fund | Semiannual Report 2021

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Municipal Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia High Yield Municipal Fund | Semiannual Report 2021	41

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
42	Columbia High Yield Municipal Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia High Yield Municipal Fund | Semiannual Report 2021	43

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
44	Columbia High Yield Municipal Fund | Semiannual Report 2021

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Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR161_05_M01_(01/22)

SemiAnnual Report
November 30, 2021
Columbia Dividend Income Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Dividend Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Dividend Income Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Scott Davis
Lead Portfolio Manager
Managed Fund since 2001
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2011
Tara Gately, CFA
Portfolio Manager
Managed Fund since September 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended November 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	3.27	21.84	13.91	13.30
	Including sales charges		-2.66	14.82	12.57	12.63
Advisor Class*		11/08/12	3.44	22.20	14.21	13.59
Class C	Excluding sales charges	11/25/02	2.91	20.98	13.07	12.45
	Including sales charges		1.91	19.98	13.07	12.45
Institutional Class		03/04/98	3.44	22.15	14.20	13.58
Institutional 2 Class*		11/08/12	3.48	22.26	14.30	13.69
Institutional 3 Class*		11/08/12	3.50	22.33	14.36	13.75
Class R		03/28/08	3.17	21.57	13.64	13.02
Class V	Excluding sales charges	03/04/98	3.31	21.87	13.92	13.29
	Including sales charges		-2.63	14.85	12.57	12.61
Russell 1000 Index			8.37	26.67	17.93	16.18
Returns for Class A shares and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Dividend Income Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2021)
Common Stocks	98.6
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at November 30, 2021)
Communication Services	3.4
Consumer Discretionary	8.7
Consumer Staples	7.2
Energy	4.5
Financials	17.7
Health Care	14.5
Industrials	14.0
Information Technology	19.5
Materials	2.4
Real Estate	3.1
Utilities	5.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Dividend Income Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2021 — November 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.70	1,020.89	4.66	4.63	0.90
Advisor Class	1,000.00	1,000.00	1,034.40	1,022.12	3.42	3.40	0.66
Class C	1,000.00	1,000.00	1,029.10	1,017.07	8.53	8.48	1.65
Institutional Class	1,000.00	1,000.00	1,034.40	1,022.12	3.42	3.40	0.66
Institutional 2 Class	1,000.00	1,000.00	1,034.80	1,022.47	3.06	3.04	0.59
Institutional 3 Class	1,000.00	1,000.00	1,035.00	1,022.73	2.80	2.78	0.54
Class R	1,000.00	1,000.00	1,031.70	1,019.57	6.00	5.97	1.16
Class V	1,000.00	1,000.00	1,033.10	1,020.89	4.66	4.63	0.90
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Dividend Income Fund | Semiannual Report 2021	5

Portfolio of Investments
November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	6,210,650	141,789,140
Verizon Communications, Inc.	6,641,046	333,845,382
Total		475,634,522
Media 2.1%
Comcast Corp., Class A	16,088,118	804,084,137
Total Communication Services		1,279,718,659
Consumer Discretionary 8.5%
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	1,525,021	373,020,137
Internet & Direct Marketing Retail 1.3%
eBay, Inc.	7,365,688	496,889,312
Multiline Retail 2.5%
Target Corp.	3,814,908	930,227,167
Specialty Retail 3.7%
Best Buy Co., Inc.	1,486,058	158,800,158
Home Depot, Inc. (The)	2,675,690	1,071,908,171
TJX Companies, Inc. (The)	2,670,328	185,320,763
Total		1,416,029,092
Total Consumer Discretionary		3,216,165,708
Consumer Staples 7.1%
Beverages 2.4%
Coca-Cola Co. (The)	8,663,711	454,411,642
PepsiCo, Inc.	2,924,657	467,301,695
Total		921,713,337
Food & Staples Retailing 0.7%
Walmart, Inc.	1,815,757	255,349,907
Food Products 1.1%
Hershey Co. (The)	998,061	177,145,847
Mondelez International, Inc., Class A	4,029,322	237,488,239
Total		414,634,086
Household Products 2.0%
Procter & Gamble Co. (The)	5,231,497	756,369,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%
Philip Morris International, Inc.	3,875,456	333,056,689
Total Consumer Staples		2,681,123,855
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp.	5,287,035	596,747,640
ConocoPhillips Co.	3,912,400	274,376,612
EOG Resources, Inc.	3,658,640	318,301,680
Exxon Mobil Corp.	5,722,421	342,429,673
Phillips 66	2,008,694	138,941,364
Total		1,670,796,969
Total Energy		1,670,796,969
Financials 17.5%
Banks 8.9%
Bank of America Corp.	23,220,759	1,032,627,153
JPMorgan Chase & Co.	7,970,462	1,265,948,479
PNC Financial Services Group, Inc. (The)	2,950,428	581,234,316
U.S. Bancorp	8,654,081	478,916,842
Total		3,358,726,790
Capital Markets 5.1%
BlackRock, Inc.	405,425	366,751,509
CME Group, Inc.	1,831,569	403,897,596
Morgan Stanley	3,150,227	298,704,524
Northern Trust Corp.	3,558,203	411,684,087
T. Rowe Price Group, Inc.	2,209,309	441,751,335
Total		1,922,789,051
Insurance 3.5%
Allstate Corp. (The)	1,055,812	114,787,881
Chubb Ltd.	2,619,335	470,092,052
Marsh & McLennan Companies, Inc.	4,393,135	720,562,003
Total		1,305,441,936
Total Financials		6,586,957,777
Health Care 14.3%
Biotechnology 1.5%
AbbVie, Inc.	4,760,280	548,765,078
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Dividend Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	4,269,659	536,995,013
Becton Dickinson and Co.	1,116,093	264,670,294
Medtronic PLC	4,612,383	492,141,266
Total		1,293,806,573
Health Care Providers & Services 2.8%
Anthem, Inc.	459,200	186,540,816
UnitedHealth Group, Inc.	1,984,224	881,431,985
Total		1,067,972,801
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	4,041,175	216,728,215
Eli Lilly & Co.	2,791,609	692,430,697
Johnson & Johnson	6,932,883	1,081,044,446
Merck & Co., Inc.	6,630,456	496,687,459
Total		2,486,890,817
Total Health Care		5,397,435,269
Industrials 13.8%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	1,496,945	498,961,708
Northrop Grumman Corp.	837,528	292,129,766
Total		791,091,474
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	2,702,062	536,008,039
Building Products 1.6%
Trane Technologies PLC	3,276,070	611,478,466
Commercial Services & Supplies 1.3%
Waste Management, Inc.	3,020,432	485,292,809
Electrical Equipment 0.9%
Eaton Corp. PLC	2,135,116	346,016,899
Industrial Conglomerates 1.6%
Honeywell International, Inc.	2,906,714	587,853,839
Machinery 2.6%
Cummins, Inc.	1,383,561	290,201,920
Deere & Co.	1,038,350	358,791,459
Parker-Hannifin Corp.	1,035,669	312,834,178
Total		961,827,557
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.3%
Union Pacific Corp.	3,720,878	876,787,692
Total Industrials		5,196,356,775
Information Technology 19.3%
Communications Equipment 2.1%
Cisco Systems, Inc.	14,353,797	787,162,227
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	2,195,063	337,886,048
IT Services 3.5%
Accenture PLC, Class A	1,673,543	598,124,268
Automatic Data Processing, Inc.	2,010,471	464,197,649
International Business Machines Corp.	2,181,753	255,483,277
Total		1,317,805,194
Semiconductors & Semiconductor Equipment 9.5%
Analog Devices, Inc.	3,005,053	541,660,803
Broadcom, Inc.	1,720,838	952,793,584
KLA Corp.	1,664,201	679,210,354
Lam Research Corp.	1,009,200	686,104,620
Texas Instruments, Inc.	3,700,037	711,776,118
Total		3,571,545,479
Software 3.3%
Microsoft Corp.	3,777,951	1,248,952,821
Total Information Technology		7,263,351,769
Materials 2.3%
Chemicals 1.1%
Linde PLC	1,212,075	385,609,540
PPG Industries, Inc.	330,351	50,930,214
Total		436,539,754
Containers & Packaging 1.2%
Avery Dennison Corp.	1,025,380	210,274,677
Packaging Corp. of America	872,418	113,929,067
Sonoco Products Co.	2,050,748	119,209,981
Total		443,413,725
Total Materials		879,953,479

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
AvalonBay Communities, Inc.	890,262	212,656,884
Crown Castle International Corp.	1,417,259	257,445,097
Digital Realty Trust, Inc.	2,300,354	385,861,380
Extra Space Storage, Inc.	1,410,360	282,072,000
Total		1,138,035,361
Total Real Estate		1,138,035,361
Utilities 4.9%
Electric Utilities 3.0%
American Electric Power Co., Inc.	2,586,754	209,656,412
Entergy Corp.	1,899,699	190,615,798
Eversource Energy	2,233,875	183,780,896
NextEra Energy, Inc.	3,812,404	330,840,419
Xcel Energy, Inc.	3,313,235	211,152,466
Total		1,126,045,991
Multi-Utilities 1.9%
Ameren Corp.	2,526,182	206,111,189
CMS Energy Corp.	2,775,765	163,353,770
DTE Energy Co.	1,225,540	132,775,004
WEC Energy Group, Inc.	2,592,035	225,325,603
Total		727,565,566
Total Utilities		1,853,611,557
Total Common Stocks (Cost $24,236,137,196)		37,163,507,178

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(a),(b)	512,135,770	512,084,557
Total Money Market Funds (Cost $512,222,846)		512,084,557
Total Investments in Securities (Cost: $24,748,360,042)		37,675,591,735
Other Assets & Liabilities, Net		58,256,365
Net Assets		37,733,848,100

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	1,112,436,439	2,006,184,177	(2,606,574,751)	38,692	512,084,557	(38,692)	318,686	512,135,770
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Dividend Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,279,718,659	—	—	1,279,718,659
Consumer Discretionary	3,216,165,708	—	—	3,216,165,708
Consumer Staples	2,681,123,855	—	—	2,681,123,855
Energy	1,670,796,969	—	—	1,670,796,969
Financials	6,586,957,777	—	—	6,586,957,777
Health Care	5,397,435,269	—	—	5,397,435,269
Industrials	5,196,356,775	—	—	5,196,356,775
Information Technology	7,263,351,769	—	—	7,263,351,769
Materials	879,953,479	—	—	879,953,479
Real Estate	1,138,035,361	—	—	1,138,035,361
Utilities	1,853,611,557	—	—	1,853,611,557
Total Common Stocks	37,163,507,178	—	—	37,163,507,178
Money Market Funds	512,084,557	—	—	512,084,557
Total Investments in Securities	37,675,591,735	—	—	37,675,591,735
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
November 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $24,236,137,196)	$37,163,507,178
Affiliated issuers (cost $512,222,846)	512,084,557
Receivable for:
Investments sold	139,046,865
Capital shares sold	35,231,373
Dividends	71,203,392
Prepaid expenses	287,397
Trustees’ deferred compensation plan	933,203
Other assets	499,421
Total assets	37,922,793,386
Liabilities
Payable for:
Investments purchased	145,825,996
Capital shares purchased	37,800,605
Management services fees	558,636
Distribution and/or service fees	72,726
Transfer agent fees	3,433,529
Compensation of board members	151,562
Compensation of chief compliance officer	1,336
Other expenses	167,693
Trustees’ deferred compensation plan	933,203
Total liabilities	188,945,286
Net assets applicable to outstanding capital stock	$37,733,848,100
Represented by
Paid in capital	24,127,355,706
Total distributable earnings (loss)	13,606,492,394
Total - representing net assets applicable to outstanding capital stock	$37,733,848,100
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Dividend Income Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
November 30, 2021 (Unaudited)
Class A
Net assets	$4,417,190,272
Shares outstanding	145,902,836
Net asset value per share	$30.27
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$32.12
Advisor Class
Net assets	$3,367,911,676
Shares outstanding	109,141,248
Net asset value per share	$30.86
Class C
Net assets	$1,351,826,140
Shares outstanding	46,231,921
Net asset value per share	$29.24
Institutional Class
Net assets	$17,622,118,139
Shares outstanding	581,343,295
Net asset value per share	$30.31
Institutional 2 Class
Net assets	$3,254,264,493
Shares outstanding	105,561,172
Net asset value per share	$30.83
Institutional 3 Class
Net assets	$7,391,311,624
Shares outstanding	239,382,347
Net asset value per share	$30.88
Class R
Net assets	$235,079,535
Shares outstanding	7,761,202
Net asset value per share	$30.29
Class V
Net assets	$94,146,221
Shares outstanding	3,108,169
Net asset value per share	$30.29
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$32.14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended November 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$412,711,414
Dividends — affiliated issuers	318,686
Interfund lending	209
Total income	413,030,309
Expenses:
Management services fees	99,855,595
Distribution and/or service fees
Class A	5,588,225
Class C	6,792,014
Class R	580,886
Class V	121,099
Transfer agent fees
Class A	2,599,775
Advisor Class	1,977,815
Class C	789,953
Institutional Class	10,222,213
Institutional 2 Class	931,068
Institutional 3 Class	210,184
Class R	135,129
Class V	56,333
Compensation of board members	202,697
Custodian fees	74,816
Printing and postage fees	469,672
Registration fees	647,370
Audit fees	14,910
Legal fees	191,812
Compensation of chief compliance officer	4,511
Other	199,701
Total expenses	131,665,778
Expense reduction	(1,727)
Total net expenses	131,664,051
Net investment income	281,366,258
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	131,848,643
Investments — affiliated issuers	(38,692)
Net realized gain	131,809,951
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	815,126,702
Investments — affiliated issuers	38,692
Net change in unrealized appreciation (depreciation)	815,165,394
Net realized and unrealized gain	946,975,345
Net increase in net assets resulting from operations	$1,228,341,603
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Dividend Income Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Operations
Net investment income	$281,366,258	$455,046,695
Net realized gain	131,809,951	760,814,304
Net change in unrealized appreciation (depreciation)	815,165,394	7,244,491,260
Net increase in net assets resulting from operations	1,228,341,603	8,460,352,259
Distributions to shareholders
Net investment income and net realized gains
Class A	(27,181,792)	(49,428,431)
Advisor Class	(23,992,458)	(38,780,396)
Class C	(3,434,750)	(9,791,341)
Institutional Class	(127,477,403)	(218,145,747)
Institutional 2 Class	(24,936,547)	(35,895,357)
Institutional 3 Class	(56,007,121)	(92,843,269)
Class R	(1,127,554)	(2,142,487)
Class V	(590,177)	(1,260,258)
Total distributions to shareholders	(264,747,802)	(448,287,286)
Increase in net assets from capital stock activity	1,658,183,343	6,543,776,661
Total increase in net assets	2,621,777,144	14,555,841,634
Net assets at beginning of period	35,112,070,956	20,556,229,322
Net assets at end of period	$37,733,848,100	$35,112,070,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2021 (Unaudited)		May 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	14,749,649	443,161,471	50,007,846	1,275,884,602
Distributions reinvested	789,932	22,873,226	1,733,693	42,293,367
Redemptions	(13,638,317)	(410,466,530)	(29,316,546)	(733,623,440)
Net increase	1,901,264	55,568,167	22,424,993	584,554,529
Advisor Class
Subscriptions	20,277,080	619,655,424	56,024,623	1,450,944,181
Distributions reinvested	807,233	23,812,143	1,536,627	38,480,661
Redemptions	(16,423,450)	(504,757,165)	(25,844,863)	(684,176,868)
Net increase	4,660,863	138,710,402	31,716,387	805,247,974
Class C
Subscriptions	4,671,734	135,801,350	13,152,585	323,629,018
Distributions reinvested	105,570	2,961,535	359,266	8,423,071
Redemptions	(3,721,487)	(108,358,271)	(16,855,240)	(416,157,334)
Net increase (decrease)	1,055,817	30,404,614	(3,343,389)	(84,105,245)
Institutional Class
Subscriptions	72,949,209	2,197,767,873	220,345,007	5,539,486,775
Distributions reinvested	3,828,021	110,937,580	7,665,184	187,915,195
Redemptions	(49,554,213)	(1,495,642,760)	(107,476,146)	(2,734,627,580)
Net increase	27,223,017	813,062,693	120,534,045	2,992,774,390
Institutional 2 Class
Subscriptions	16,616,551	507,687,681	58,480,496	1,519,686,930
Distributions reinvested	830,807	24,484,643	1,398,857	35,068,200
Redemptions	(14,912,021)	(460,645,991)	(18,371,200)	(477,014,670)
Net increase	2,535,337	71,526,333	41,508,153	1,077,740,460
Institutional 3 Class
Subscriptions	36,411,904	1,115,381,891	83,621,634	2,163,505,618
Distributions reinvested	1,229,921	36,299,202	2,205,212	55,272,501
Redemptions	(19,923,759)	(611,987,860)	(40,939,428)	(1,076,820,451)
Net increase	17,718,066	539,693,233	44,887,418	1,141,957,668
Class R
Subscriptions	993,831	29,851,454	2,530,274	65,037,850
Distributions reinvested	38,794	1,124,829	86,943	2,126,132
Redemptions	(642,746)	(19,335,914)	(1,467,115)	(37,298,861)
Net increase	389,879	11,640,369	1,150,102	29,865,121
Class V
Subscriptions	9,395	279,815	40,333	1,011,908
Distributions reinvested	16,446	476,482	41,771	1,016,120
Redemptions	(105,167)	(3,178,765)	(249,686)	(6,286,264)
Net decrease	(79,326)	(2,422,468)	(167,582)	(4,258,236)
Total net increase	55,404,917	1,658,183,343	258,710,127	6,543,776,661
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Dividend Income Fund | Semiannual Report 2021

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Columbia Dividend Income Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2021 (Unaudited)	$29.50	0.20	0.76	0.96	(0.19)	—	(0.19)
Year Ended 5/31/2021	$22.13	0.38	7.37	7.75	(0.38)	—	(0.38)
Year Ended 5/31/2020	$21.45	0.41	0.93	1.34	(0.40)	(0.26)	(0.66)
Year Ended 5/31/2019	$21.63	0.39	0.88	1.27	(0.38)	(1.07)	(1.45)
Year Ended 5/31/2018	$20.46	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Year Ended 5/31/2017	$18.43	0.34	2.46	2.80	(0.32)	(0.45)	(0.77)
Advisor Class
Six Months Ended 11/30/2021 (Unaudited)	$30.06	0.24	0.78	1.02	(0.22)	—	(0.22)
Year Ended 5/31/2021	$22.54	0.45	7.51	7.96	(0.44)	—	(0.44)
Year Ended 5/31/2020	$21.84	0.48	0.94	1.42	(0.46)	(0.26)	(0.72)
Year Ended 5/31/2019	$22.00	0.45	0.89	1.34	(0.43)	(1.07)	(1.50)
Year Ended 5/31/2018	$20.80	0.42	1.78	2.20	(0.40)	(0.60)	(1.00)
Year Ended 5/31/2017	$18.71	0.39	2.52	2.91	(0.37)	(0.45)	(0.82)
Class C
Six Months Ended 11/30/2021 (Unaudited)	$28.49	0.08	0.75	0.83	(0.08)	—	(0.08)
Year Ended 5/31/2021	$21.38	0.18	7.14	7.32	(0.21)	—	(0.21)
Year Ended 5/31/2020	$20.73	0.23	0.91	1.14	(0.23)	(0.26)	(0.49)
Year Ended 5/31/2019	$20.95	0.22	0.84	1.06	(0.21)	(1.07)	(1.28)
Year Ended 5/31/2018	$19.84	0.19	1.70	1.89	(0.18)	(0.60)	(0.78)
Year Ended 5/31/2017	$17.88	0.18	2.41	2.59	(0.18)	(0.45)	(0.63)
Institutional Class
Six Months Ended 11/30/2021 (Unaudited)	$29.53	0.24	0.76	1.00	(0.22)	—	(0.22)
Year Ended 5/31/2021	$22.15	0.44	7.38	7.82	(0.44)	—	(0.44)
Year Ended 5/31/2020	$21.48	0.47	0.92	1.39	(0.46)	(0.26)	(0.72)
Year Ended 5/31/2019	$21.66	0.44	0.88	1.32	(0.43)	(1.07)	(1.50)
Year Ended 5/31/2018	$20.48	0.41	1.77	2.18	(0.40)	(0.60)	(1.00)
Year Ended 5/31/2017	$18.45	0.38	2.47	2.85	(0.37)	(0.45)	(0.82)
Institutional 2 Class
Six Months Ended 11/30/2021 (Unaudited)	$30.03	0.25	0.78	1.03	(0.23)	—	(0.23)
Year Ended 5/31/2021	$22.52	0.46	7.51	7.97	(0.46)	—	(0.46)
Year Ended 5/31/2020	$21.83	0.49	0.94	1.43	(0.48)	(0.26)	(0.74)
Year Ended 5/31/2019	$21.99	0.47	0.89	1.36	(0.45)	(1.07)	(1.52)
Year Ended 5/31/2018	$20.78	0.44	1.79	2.23	(0.42)	(0.60)	(1.02)
Year Ended 5/31/2017	$18.71	0.41	2.50	2.91	(0.39)	(0.45)	(0.84)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Dividend Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2021 (Unaudited)	$30.27	3.27%	0.90%(c)	0.90%(c),(d)	1.28%(c)	7%	$4,417,190
Year Ended 5/31/2021	$29.50	35.42%	0.92%	0.92%(d)	1.49%	11%	$4,247,346
Year Ended 5/31/2020	$22.13	6.26%	0.94%	0.94%(d)	1.80%	14%	$2,689,884
Year Ended 5/31/2019	$21.45	6.10%	0.96%	0.96%(d)	1.77%	13%	$2,094,539
Year Ended 5/31/2018	$21.63	10.35%	0.97%	0.97%(d)	1.66%	15%	$1,834,772
Year Ended 5/31/2017	$20.46	15.52%	1.00%	1.00%(d)	1.74%	16%	$1,750,090
Advisor Class
Six Months Ended 11/30/2021 (Unaudited)	$30.86	3.44%	0.66%(c)	0.66%(c),(d)	1.53%(c)	7%	$3,367,912
Year Ended 5/31/2021	$30.06	35.76%	0.67%	0.67%(d)	1.74%	11%	$3,140,636
Year Ended 5/31/2020	$22.54	6.53%	0.69%	0.69%(d)	2.07%	14%	$1,640,078
Year Ended 5/31/2019	$21.84	6.35%	0.71%	0.71%(d)	2.04%	13%	$815,017
Year Ended 5/31/2018	$22.00	10.60%	0.72%	0.72%(d)	1.93%	15%	$564,834
Year Ended 5/31/2017	$20.80	15.89%	0.75%	0.75%(d)	1.99%	16%	$390,004
Class C
Six Months Ended 11/30/2021 (Unaudited)	$29.24	2.91%	1.65%(c)	1.65%(c),(d)	0.54%(c)	7%	$1,351,826
Year Ended 5/31/2021	$28.49	34.43%	1.67%	1.67%(d)	0.75%	11%	$1,286,989
Year Ended 5/31/2020	$21.38	5.44%	1.69%	1.69%(d)	1.05%	14%	$1,037,413
Year Ended 5/31/2019	$20.73	5.29%	1.71%	1.71%(d)	1.02%	13%	$856,621
Year Ended 5/31/2018	$20.95	9.53%	1.72%	1.72%(d)	0.91%	15%	$809,269
Year Ended 5/31/2017	$19.84	14.73%	1.75%	1.75%(d)	0.99%	16%	$764,036
Institutional Class
Six Months Ended 11/30/2021 (Unaudited)	$30.31	3.44%	0.66%(c)	0.66%(c),(d)	1.53%(c)	7%	$17,622,118
Year Ended 5/31/2021	$29.53	35.76%	0.67%	0.67%(d)	1.74%	11%	$16,364,361
Year Ended 5/31/2020	$22.15	6.50%	0.69%	0.69%(d)	2.06%	14%	$9,604,530
Year Ended 5/31/2019	$21.48	6.36%	0.71%	0.71%(d)	2.02%	13%	$5,966,124
Year Ended 5/31/2018	$21.66	10.67%	0.72%	0.72%(d)	1.89%	15%	$4,781,049
Year Ended 5/31/2017	$20.48	15.79%	0.75%	0.75%(d)	1.98%	16%	$6,140,961
Institutional 2 Class
Six Months Ended 11/30/2021 (Unaudited)	$30.83	3.48%	0.59%(c)	0.59%(c)	1.59%(c)	7%	$3,254,264
Year Ended 5/31/2021	$30.03	35.84%	0.61%	0.61%	1.79%	11%	$3,093,985
Year Ended 5/31/2020	$22.52	6.57%	0.62%	0.62%	2.13%	14%	$1,385,364
Year Ended 5/31/2019	$21.83	6.44%	0.63%	0.63%	2.11%	13%	$772,924
Year Ended 5/31/2018	$21.99	10.76%	0.63%	0.63%	2.00%	15%	$605,285
Year Ended 5/31/2017	$20.78	15.92%	0.63%	0.63%	2.10%	16%	$524,608
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2021 (Unaudited)	$30.08	0.26	0.78	1.04	(0.24)	—	(0.24)
Year Ended 5/31/2021	$22.55	0.48	7.52	8.00	(0.47)	—	(0.47)
Year Ended 5/31/2020	$21.86	0.50	0.94	1.44	(0.49)	(0.26)	(0.75)
Year Ended 5/31/2019	$22.02	0.48	0.89	1.37	(0.46)	(1.07)	(1.53)
Year Ended 5/31/2018	$20.80	0.46	1.78	2.24	(0.42)	(0.60)	(1.02)
Year Ended 5/31/2017	$18.72	0.43	2.50	2.93	(0.40)	(0.45)	(0.85)
Class R
Six Months Ended 11/30/2021 (Unaudited)	$29.51	0.16	0.77	0.93	(0.15)	—	(0.15)
Year Ended 5/31/2021	$22.14	0.31	7.38	7.69	(0.32)	—	(0.32)
Year Ended 5/31/2020	$21.46	0.35	0.94	1.29	(0.35)	(0.26)	(0.61)
Year Ended 5/31/2019	$21.64	0.33	0.88	1.21	(0.32)	(1.07)	(1.39)
Year Ended 5/31/2018	$20.47	0.30	1.76	2.06	(0.29)	(0.60)	(0.89)
Year Ended 5/31/2017	$18.43	0.29	2.47	2.76	(0.27)	(0.45)	(0.72)
Class V
Six Months Ended 11/30/2021 (Unaudited)	$29.51	0.20	0.77	0.97	(0.19)	—	(0.19)
Year Ended 5/31/2021	$22.14	0.38	7.37	7.75	(0.38)	—	(0.38)
Year Ended 5/31/2020	$21.46	0.41	0.93	1.34	(0.40)	(0.26)	(0.66)
Year Ended 5/31/2019	$21.64	0.39	0.88	1.27	(0.38)	(1.07)	(1.45)
Year Ended 5/31/2018	$20.47	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Year Ended 5/31/2017	$18.43	0.33	2.48	2.81	(0.32)	(0.45)	(0.77)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Dividend Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2021 (Unaudited)	$30.88	3.50%	0.54%(c)	0.54%(c)	1.64%(c)	7%	$7,391,312
Year Ended 5/31/2021	$30.08	35.95%	0.56%	0.56%	1.85%	11%	$6,667,177
Year Ended 5/31/2020	$22.55	6.62%	0.57%	0.57%	2.17%	14%	$3,986,971
Year Ended 5/31/2019	$21.86	6.48%	0.58%	0.58%	2.15%	13%	$2,955,434
Year Ended 5/31/2018	$22.02	10.84%	0.59%	0.59%	2.08%	15%	$2,587,372
Year Ended 5/31/2017	$20.80	16.03%	0.59%	0.59%	2.17%	16%	$610,882
Class R
Six Months Ended 11/30/2021 (Unaudited)	$30.29	3.17%	1.16%(c)	1.16%(c),(d)	1.03%(c)	7%	$235,080
Year Ended 5/31/2021	$29.51	35.08%	1.17%	1.17%(d)	1.24%	11%	$217,516
Year Ended 5/31/2020	$22.14	5.97%	1.19%	1.19%(d)	1.54%	14%	$137,720
Year Ended 5/31/2019	$21.46	5.83%	1.21%	1.21%(d)	1.52%	13%	$113,166
Year Ended 5/31/2018	$21.64	10.07%	1.22%	1.22%(d)	1.41%	15%	$104,036
Year Ended 5/31/2017	$20.47	15.29%	1.25%	1.25%(d)	1.49%	16%	$99,305
Class V
Six Months Ended 11/30/2021 (Unaudited)	$30.29	3.31%	0.90%(c)	0.90%(c),(d)	1.29%(c)	7%	$94,146
Year Ended 5/31/2021	$29.51	35.40%	0.92%	0.92%(d)	1.50%	11%	$94,062
Year Ended 5/31/2020	$22.14	6.26%	0.94%	0.94%(d)	1.78%	14%	$74,269
Year Ended 5/31/2019	$21.46	6.10%	0.96%	0.96%(d)	1.76%	13%	$76,067
Year Ended 5/31/2018	$21.64	10.35%	0.97%	0.97%(d)	1.66%	15%	$81,875
Year Ended 5/31/2017	$20.47	15.58%	1.00%	1.00%(d)	1.74%	16%	$78,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2021	19

Notes to Financial Statements
November 30, 2021 (Unaudited)
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Effective November 1, 2021, the Fund was closed to new investors, other than those who invest in the Fund through certain financial intermediaries selected by Columbia Management Investment Distributors, Inc. (the Distributor) and retirement plans currently invested and those approved by the Distributor to invest in the Fund. Effective December 1, 2021, the Fund was closed to all new investors. Current retirement plans can remain open to the Fund for new and existing participants if the Fund had been selected as an option in the retirement plan by December 1, 2021, and initial funding occurs prior to March 1, 2022.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the
20	Columbia Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Dividend Income Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Effective July 1, 2021, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.505% as the Fund’s net assets increase. Prior to July 1, 2021, the management services fee was equal to a percentage of the Fund’s daily net assets that declined from 0.72% to 0.52% as the Fund’s net assets increased. The annualized effective management services fee rate for the six months ended November 30, 2021 was 0.529% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
22	Columbia Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2021, these minimum account balance fees reduced total expenses of the Fund by $1,727.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Dividend Income Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	2,337,183
Class C	—	1.00(b)	46,493
Class V	5.75	0.50 - 1.00(a)	92

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2021 through September 30, 2022	Prior to October 1, 2021
Class A	1.10%	1.13%
Advisor Class	0.85	0.88
Class C	1.85	1.88
Institutional Class	0.85	0.88
Institutional 2 Class	0.79	0.81
Institutional 3 Class	0.74	0.76
Class R	1.35	1.38
Class V	1.10	1.13
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
24	Columbia Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
24,748,360,000	13,143,288,000	(216,056,000)	12,927,232,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,498,608,233 and $2,372,796,515, respectively, for the six months ended November 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Dividend Income Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended November 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,211,111	0.69	9
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended November 30, 2021.
Note 9. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to
26	Columbia Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
November 30, 2021 (Unaudited)
generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At November 30, 2021, two unaffiliated shareholders of record owned 30.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Dividend Income Fund | Semiannual Report 2021	27

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Dividend Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
28	Columbia Dividend Income Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Dividend Income Fund | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. The Board also considered the benefits of the proposed additional breakpoints to the Fund’s current fee rate schedule (the Proposed Additional Breakpoints).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. In this regard, the Board noted the Proposed Additional Breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
30	Columbia Dividend Income Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Dividend Income Fund | Semiannual Report 2021	31

Columbia Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR139_05_M01_(01/22)

SemiAnnual Report
November 30, 2021
Columbia Multi Strategy Alternatives Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Multi Strategy Alternatives Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Multi Strategy Alternatives Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with absolute (positive) returns over a complete market cycle.
Portfolio management
Columbia Management Investment Advisers, LLC
Marc Khalamayzer, CFA
Joshua Kutin, CFA
Matthew Ferrelli, CFA
Dan Boncarosky, CFA
Brian Virginia
Corey Lorenzen, CFA
Jason Callan
Tom Heuer, CFA
Ryan Osborn, CFA
AQR Capital Management, LLC
Jordan Brooks, Ph.D.
Jonathan Fader
Lars Nielsen
Yao Hua Ooi
Ashwin Thapar
PGIM Quantitative Solutions LLC (prior to September 28, 2021 known as QMA LLC)
Marco Aiolfi, Ph.D.
Yesim Tokat-Acikel, Ph.D.
Average annual total returns (%) (for the period ended November 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	01/28/15	-4.79	-2.52	-4.40	-4.52
	Including sales charges		-10.27	-8.14	-5.52	-5.34
Advisor Class		01/28/15	-4.70	-2.29	-4.16	-4.28
Class C	Excluding sales charges	01/28/15	-5.18	-3.28	-5.14	-5.23
	Including sales charges		-6.12	-4.25	-5.14	-5.23
Institutional Class		01/28/15	-4.67	-2.29	-4.15	-4.30
Institutional 2 Class		01/28/15	-4.68	-2.25	-4.08	-4.21
Institutional 3 Class		01/28/15	-4.63	-2.17	-4.02	-4.15
Class R		01/28/15	-4.95	-2.76	-4.63	-4.76
FTSE One-Month U.S. Treasury Bill Index			0.02	0.04	1.06	0.81
HFRX Global Hedge Fund Index			-0.17	5.69	3.60	2.34
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to October 1, 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The FTSE One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2021)
Asset-Backed Securities — Non-Agency	7.7
Commercial Mortgage-Backed Securities - Agency	0.1
Commercial Mortgage-Backed Securities - Non-Agency	5.3
Money Market Funds	39.3
Options Purchased Calls	0.0(a)
Options Purchased Puts	0.1
Residential Mortgage-Backed Securities - Agency	12.3
Residential Mortgage-Backed Securities - Non-Agency	16.6
Treasury Bills	18.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at November 30, 2021)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	220.5	(301.9)	(81.4)
Commodities Derivative Contracts	9.7	(6.3)	3.4
Equity Derivative Contracts	51.2	(55.1)	(3.9)
Foreign Currency Derivative Contracts	379.5	(397.6)	(18.1)
Total Notional Market Value of Derivative Contracts	660.9	(760.9)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2021 — November 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	952.10	1,018.91	6.42	6.64	1.29
Advisor Class	1,000.00	1,000.00	953.00	1,020.23	5.13	5.30	1.03
Class C	1,000.00	1,000.00	948.20	1,015.08	10.13	10.47	2.04
Institutional Class	1,000.00	1,000.00	953.30	1,020.18	5.18	5.35	1.04
Institutional 2 Class	1,000.00	1,000.00	953.20	1,020.43	4.93	5.10	0.99
Institutional 3 Class	1,000.00	1,000.00	953.70	1,020.69	4.68	4.84	0.94
Class R	1,000.00	1,000.00	950.50	1,017.68	7.60	7.87	1.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	5

Consolidated Portfolio of Investments
November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XLIII CLO Ltd.(a),(b)
Series 2017-43A Class ER
3-month USD LIBOR + 6.860% Floor 6.860% 07/15/2034	6.986%	1,000,000	992,333
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	1,500,000	1,480,671
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	255,157	255,471
Series 2019-B Class C
10/15/2026	4.540%	3,000,000	3,014,827
Series 2020-REV1 Class B
05/15/2029	2.680%	496,000	496,550
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.082%	900,000	913,202
Barings CLO Ltd.(a),(b)
Series 2019-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 04/20/2031	6.832%	750,000	744,399
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.400%	1,000,000	994,982
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.582%	3,100,000	3,091,165
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	1,068,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	972,000
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	162,601	163,776
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class ER
3-month USD LIBOR + 6.500% Floor 6.500% 07/17/2034	6.622%	1,400,000	1,393,036
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	61,433	61,575
Series 2019-A Class C
06/22/2026	7.620%	500,000	509,798
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	500,000	519,966
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	891,928
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	700,000	707,543
LendingClub Receivables Trust(a)
Series 2019-3 Class A
10/15/2025	3.750%	594,445	601,580
Series 2019-5 Class A
12/15/2045	3.750%	644,452	651,448
Series 2019-7 Class A
01/15/2027	3.750%	277,338	279,301
Series 2020-T1 Class A
02/15/2046	3.500%	336,055	336,587
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	510,000
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,287,500
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2019-2 Class C
11/10/2025	4.660%	467,222	468,957
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	1,150,000	1,150,000
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	1,000,000	998,000
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,000,000	1,985,846
LP LMS Asset Securitization Trust(a),(e)
Series 2021-2A Class A
01/15/2029	1.750%	1,221,403	1,212,243
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	500,000	498,906
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.706%	500,000	502,038
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.882%	7,000,000	7,000,455
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	100,048
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.382%	750,000	728,472
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	1,100,000	1,116,602
Series 2021-2 Class NOTE
01/25/2029	3.000%	893,069	889,973
Series 2021-3 Class A
05/15/2029	1.150%	9,174	9,139
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	1,065,000	1,058,336
Pagaya AI Debt Selection Trust(a),(d)
Series 2020-2 Class NOTE
12/15/2027	7.500%	525,644	525,808
Pagaya AI Debt Selection Trust(a),(c),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	2,752,000
Series 2021-1 Class CERT
11/15/2027	0.000%	1,846,200	3,470,856
Pagaya AI Debt Selection Trust(a),(c),(e)
Series 2021-5 Class
08/15/2029	0.000%	865,000	1,323,450
Pagaya AI Debt Selection Trust(a),(e),(f)
Series 2021-5 Class A
08/15/2029	1.530%	1,000,000	1,000,000
Subordinated Series 2021-5 Class C
08/15/2029	3.930%	1,500,000	1,500,000
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.230%	1,000,000	1,001,295
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	545,147	547,873
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,000,000	999,941
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	6.374%	1,000,000	997,101
SoFi Consumer Loan Program LLC(a),(c),(d)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	1,078,225
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,300,000	2,361,605
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,000,000	990,740
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	811,888	814,551
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	630,659	630,659
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	541,729	545,274
Series 2021-ST7 Class A
09/20/2029	1.850%	468,603	465,664
Upstart Securitization Trust(a)
Subordinated Series 2019-1 Class C
04/20/2026	5.130%	322,963	324,551
Subordinated Series 2021-3 Class C
07/20/2031	3.280%	1,200,000	1,195,506
Subordinated Series 2021-5 Class C
11/20/2031	4.150%	1,200,000	1,201,183
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	1,128,061
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	750,000	763,874
Total Asset-Backed Securities — Non-Agency (Cost $63,879,002)			65,274,870

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	7

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.855%	1,485,549	104,262
Series 2019-109 Class IO
04/16/2060	0.809%	2,538,883	176,204
Series 2019-131 Class IO
07/16/2061	0.862%	3,133,620	198,747
Series 2020-19 Class IO
12/16/2061	0.817%	1,941,238	130,705
Series 2020-3 Class IO
02/16/2062	0.763%	2,171,648	129,608
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,553,534)			739,526

Commercial Mortgage-Backed Securities - Non-Agency 5.4%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	429,395
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.790%	2,065,000	2,052,617
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	1.690%	1,250,000	1,241,700
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.090%	207,394	207,396
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.040%	1,500,000	1,441,289
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.629%	300,000	291,960
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.279%	1,000,000	972,556
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.490%	1,000,000	963,438
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class F
1-month USD LIBOR + 3.000% Floor 3.000% 01/15/2034	3.090%	500,000	499,035
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	3.990%	100,000	99,810
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.510%	500,000	495,002
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	1,054,739
Series 2019-OC11 Class E
12/09/2041	4.076%	300,000	299,896
BX Trust(a),(g)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	500,000	517,120
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.590%	1,000,000	999,375
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.340%	1,000,000	999,375
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.811%	900,000	886,503
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.507%	1,350,000	1,314,627
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.582%	638,944	635,908
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class D
02/10/2037	3.754%	600,000	595,773
Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	2,080,623

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.831%	2,550,000	2,548,441
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	645,000	603,657
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	4,103,862
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	531,252
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	3,000,000	2,920,167
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	2,500,000	2,497,879
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,300,000	1,300,464
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	336,013	332,168
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b),(f)
Subordinated Series 2021-HTL5 Class E
1-month USD LIBOR + 3.515% Floor 3.515% 11/15/2038	3.605%	650,000	645,533
Subordinated Series 2021-HTL5 Class F
1-month USD LIBOR + 4.265% Floor 4.265% 11/15/2038	4.355%	550,000	546,906
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	571,981
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	579,646
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	1,007,257
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,742,281
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	520,249
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.965%	1,000,000	998,899
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.830%	500,000	480,551
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $43,510,731)			45,009,330

Residential Mortgage-Backed Securities - Agency 12.4%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.408%	943,949	200,140
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.988%	1,532,703	355,616
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.958%	2,143,312	578,555
Federal Home Loan Mortgage Corp.(h)
CMO Series 5034 Class JI
11/25/2050	2.500%	9,123,748	1,482,901
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	5.911%	4,940,487	988,474
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	3,055,279	558,812
CMO Series 5125 Class IT
09/25/2048	2.500%	6,356,272	753,936
Federal National Mortgage Association(b),(h)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.908%	17,075,261	4,022,452
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.908%	3,650,465	649,145
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	5,514,151	906,254
CMO Series 2021-4 Class IO
02/25/2051	2.500%	5,603,150	875,742
Federal National Mortgage Association REMICS(h)
CMO Series 2021-22 Class LI
04/25/2051	3.000%	3,243,618	527,731

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	9

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.500%	600,000	630,232
Government National Mortgage Association(b),(h)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.959%	2,922,145	558,362
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.309%	25,755,905	2,100,417
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.309%	2,985,415	264,064
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	6.009%	3,617,420	671,333
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	6.009%	10,766,583	1,582,883
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.109%	1,881,372	341,211
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	2.552%	8,560,413	597,246
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	6.209%	4,343,914	985,086
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	2.602%	6,477,809	474,005
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	3.202%	3,952,360	371,947
Government National Mortgage Association(h)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	2,358,902	256,797
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-104 Class IY
07/20/2050	3.000%	3,130,257	437,424
CMO Series 2020-129 Class GI
09/20/2050	3.000%	3,032,499	434,684
CMO Series 2020-129 Class YI
09/20/2050	2.500%	3,885,916	460,770
CMO Series 2020-138 Class JI
09/20/2050	2.500%	5,592,163	706,924
CMO Series 2020-148 Class AI
10/20/2050	2.500%	8,721,353	1,108,390
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,649,883	518,812
CMO Series 2020-160 Class IA
10/20/2050	2.500%	4,680,342	650,804
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,735,242	386,918
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,794,947	544,163
CMO Series 2020-181 Class BI
12/20/2050	2.500%	5,690,406	776,788
CMO Series 2020-185 Class KI
12/20/2050	2.500%	5,481,703	764,181
CMO Series 2020-187 Class AI
12/20/2050	2.500%	5,518,674	752,825
CMO Series 2020-188 Class KI
12/20/2050	2.500%	6,666,579	881,418
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,694,178	434,467
CMO Series 2021-1 Class IT
01/20/2051	3.000%	4,483,978	527,339
CMO Series 2021-107 Class IW
06/20/2051	3.500%	3,400,601	512,381
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	5,940,173	822,220
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,729,157	422,503
CMO Series 2021-160 Class CI
09/20/2051	2.500%	5,476,132	738,409
CMO Series 2021-160 Class IA
09/20/2051	3.000%	2,120,838	292,890
CMO Series 2021-160 Class XI
09/20/2051	3.000%	3,492,480	470,373
CMO Series 2021-161 Class UI
09/20/2051	3.000%	3,670,171	548,730
CMO Series 2021-188 Class IN
10/20/2051	2.500%	2,994,235	442,627

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-24 Class MI
02/20/2051	3.000%	2,691,403	362,595
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,903,921	698,272
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,922,588	399,851
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,172,772	782,854
CMO Series 2021-9 Class MI
01/20/2051	2.500%	924,806	105,532
CMO Series 2021-96 Class VI
06/20/2051	2.500%	4,939,188	676,302
Government National Mortgage Association(b),(e),(h)
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	1.652%	24,000,000	660,000
Government National Mortgage Association TBA(f)
12/20/2051	2.500%	30,000,000	30,834,375
Uniform Mortgage-Backed Security TBA(f)
12/13/2051	2.000%	34,500,000	34,529,648
Total Residential Mortgage-Backed Securities - Agency (Cost $103,695,818)			103,418,810

Residential Mortgage-Backed Securities - Non-Agency 16.9%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,089,325	1,081,502
Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-C Class A
01/25/2061	2.115%	426,957	425,670
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	578,676	574,863
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,717,572
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.842%	1,315,551	1,312,496
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.592%	200,000	201,362
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.092%	1,700,000	1,798,181
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.942%	650,000	686,456
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.692%	500,000	503,455
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.250% 04/25/2028	4.339%	400,000	399,668
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,884,581
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,480,806
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	1,000,000	995,704
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	308,486
CMO Series 2020-NQM1 Class B2
05/25/2060	5.620%	430,000	436,731
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	197,441
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	296,219
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	2.418%	338,000	338,028
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	3.418%	353,000	353,029
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	365,191	367,017
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	3,000,000	3,000,000
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	1,000,000	999,900
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	1,875,000	1,903,125

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	11

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.842%	370,000	370,316
CIM Trust(a),(e),(g)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	636,333	636,333
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,434,345
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	203,255
CMO Series 2021-3 Class A3
09/27/2066	1.419%	734,033	731,253
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	397,649
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	199,143
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.342%	1,600,000	1,686,699
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.242%	517,649	518,778
CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	4.442%	700,000	716,744
Subordinated CMO Series 2018-R07 Class 1B1
1-month USD LIBOR + 4.350% 04/25/2031	4.442%	450,000	462,393
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.425%	1,709,993	1,753,854
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	717,348	714,465
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2020-2 Class B2
05/25/2065	5.879%	600,000	609,369
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.792%	1,825,512	1,827,000
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.892%	481,252	481,164
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.692%	1,862,705	1,881,463
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.092%	1,205,963	1,226,993
Fannie Mae Connecticut Avenue Securities(a),(b),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	6.250%	1,100,000	1,129,440
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	3.092%	1,250,000	1,258,978
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.092%	1,600,000	1,686,472
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	5.700%	1,000,000	1,053,386
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	2.442%	1,942,000	1,930,405
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.842%	1,000,000	1,040,536
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.342%	2,400,000	2,512,554
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	4.800%	1,200,000	1,203,109
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	7.548%	1,300,000	1,348,576
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	4.192%	1,500,000	1,532,873
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN1 Class M3
1-month USD LIBOR + 4.500% 02/25/2024	4.592%	421,226	435,886
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.192%	2,000,000	2,070,944

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.450%	1,800,000	2,082,584
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	7.848%	2,500,000	2,617,403
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	607,761
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	3.992%	250,000	249,559
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.949%	2,000,000	2,016,206
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	4.999%	500,000	505,831
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	993,562	994,804
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.092%	750,000	753,244
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.242%	250,000	255,012
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.342%	1,200,000	1,246,726
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	257,687
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	1,493,537	1,536,515
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	500,000	496,203
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	453,294	454,298
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	1,033,903	1,028,205
Loan Revolving Advance Investment Trust(a),(b),(e)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	2,500,000	2,500,000
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.838%	3,000,000	3,000,000
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	865,788	866,329
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	1,684,234	1,702,724
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.050% 07/25/2028	4.142%	450,000	461,523
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	2.942%	3,017,857	3,033,842
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	2.642%	1,000,000	1,004,150
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.342%	1,000,000	1,043,807
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	4.000%	500,000	518,867
PMC PLS ESR Issuer LLC(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	1,796,812	1,814,023
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.090%	764,683	763,329
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.840%	992,332	983,185

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	13

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	2.442%	500,000	498,738
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.942%	2,750,000	2,754,961
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.742%	4,250,000	4,246,603
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	1,346,139	1,346,137
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	700,000	699,488
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	397,337
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	197,238
CMO Series 2021-3 Class A1
04/25/2026	1.867%	892,992	888,839
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	907,616	907,529
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	3,247,365
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,130,799	1,130,484
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	693,936
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,618,243	1,605,768
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	681,751	677,625
Radnor Re Ltd.(a),(b)
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.748%	600,000	608,001
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	698,278
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.842%	2,000,000	2,049,284
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,899,888	2,897,263
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	254,140
CMO Series 2021-3 Class A1
06/25/2056	1.127%	523,596	519,041
Stonnington Mortgage Trust(a),(d),(g)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,034,562	1,034,562
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	303,755	304,137
CMO Series 2021-1 Class A1
06/25/2024	2.240%	800,000	800,640
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.618%	1,170,000	1,181,821
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.718%	1,000,000	1,028,151
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.092%	1,484,546	1,490,767
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.492%	450,000	452,111
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.592%	1,500,000	1,513,769
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	7.592%	650,000	686,023
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	297,251
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	1,173,939	1,156,328

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	957,900	955,194
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	150,000	155,293
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	550,000	575,597
Subordinated CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	150,000	153,639
Verus Securitization Trust(a),(g)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,250,000	1,256,238
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,308,439
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	502,088
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	150,000	154,473
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	327,000	330,283
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	297,381
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	247,854
Visio Trust(a),(g)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	100,952
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	203,699
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	825,129
ZH Trust(a)
Subordinated CMO Series 2021-1 Class B
02/18/2027	3.262%	1,000,000	956,284
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $137,288,965)			140,396,642

Treasury Bills 18.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 18.9%
U.S. Treasury Bills(i)
02/24/2022	0.040%	67,000,000	66,992,911
U.S. Treasury Bills
09/08/2022	0.160%	90,000,000	89,888,962
Total			156,881,873
Total Treasury Bills (Cost $156,929,406)			156,881,873

Options Purchased Calls 0.0%
Value ($)
(Cost $855,000)	150,737

Options Purchased Puts 0.1%

(Cost $890,500)	1,039,622

Money Market Funds 39.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(j),(k)	332,131,310	332,098,097
Total Money Market Funds (Cost $332,099,976)		332,098,097
Total Investments in Securities (Cost: $840,702,932)		845,009,507
Other Assets & Liabilities, Net		(13,305,369)
Net Assets		831,704,138

At November 30, 2021, securities and/or cash totaling $100,734,638 were pledged as collateral.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	15

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
172,578,000 AUD	125,488,870 USD	Citi	12/15/2021	2,439,720	—
145,719,666 BRL	26,680,038 USD	Citi	12/15/2021	833,047	—
34,999,000 BRL	6,128,107 USD	Citi	12/15/2021	—	(79,835)
84,868,250 CAD	67,259,918 USD	Citi	12/15/2021	810,267	—
13,553,500 CAD	10,591,005 USD	Citi	12/15/2021	—	(21,036)
46,149,000 CHF	50,486,334 USD	Citi	12/15/2021	185,275	—
30,645,000 CHF	33,125,027 USD	Citi	12/15/2021	—	(277,126)
6,377,852,000 CLP	8,029,359 USD	Citi	12/15/2021	332,606	—
1,308,750,000 CLP	1,568,789 USD	Citi	12/15/2021	—	(10,603)
114,984,250 CNH	17,854,183 USD	Citi	12/15/2021	—	(187,391)
80,048,339,000 COP	20,618,696 USD	Citi	12/15/2021	612,374	—
1,700,000,000 COP	423,833 USD	Citi	12/15/2021	—	(1,045)
578,139,000 CZK	26,415,683 USD	Citi	12/15/2021	713,391	—
88,559,000 EUR	103,382,578 USD	Citi	12/15/2021	2,884,881	—
6,405,000 EUR	7,249,557 USD	Citi	12/15/2021	—	(18,905)
90,347,000 GBP	123,166,518 USD	Citi	12/15/2021	2,965,286	—
6,278,465,000 HUF	20,174,220 USD	Citi	12/15/2021	636,328	—
1,832,496,000 HUF	5,571,200 USD	Citi	12/15/2021	—	(131,326)
182,697,336,000 IDR	12,767,906 USD	Citi	12/15/2021	29,699	—
24,400,000,000 IDR	1,683,226 USD	Citi	12/15/2021	—	(18,015)
27,900,000 ILS	8,657,301 USD	Citi	12/15/2021	—	(200,823)
861,448,000 INR	11,519,416 USD	Citi	12/15/2021	65,953	—
232,451,000 INR	3,069,286 USD	Citi	12/15/2021	—	(21,288)
7,299,560,000 JPY	66,413,601 USD	Citi	12/15/2021	1,814,736	—
13,441,356,000 JPY	118,063,148 USD	Citi	12/15/2021	—	(888,726)
20,172,317,750 KRW	17,186,025 USD	Citi	12/15/2021	178,099	—
3,718,559,000 KRW	3,123,806 USD	Citi	12/15/2021	—	(11,430)
707,935,874 MXN	34,353,030 USD	Citi	12/15/2021	1,430,221	—
121,718,500 MXN	5,610,434 USD	Citi	12/15/2021	—	(50,128)
785,546,000 NOK	90,718,431 USD	Citi	12/15/2021	3,870,706	—
106,977,000 NOK	11,763,776 USD	Citi	12/15/2021	—	(63,295)
130,898,000 NZD	91,365,378 USD	Citi	12/15/2021	2,038,838	—
43,625,000 PHP	870,401 USD	Citi	12/15/2021	4,721	—
548,375,000 PHP	10,825,375 USD	Citi	12/15/2021	—	(56,402)
115,101,000 PLN	29,768,013 USD	Citi	12/15/2021	1,769,186	—
10,976,500 PLN	2,652,777 USD	Citi	12/15/2021	—	(17,305)
1,689,007,000 RUB	23,122,605 USD	Citi	12/15/2021	422,768	—
436,203,000 RUB	5,810,149 USD	Citi	12/15/2021	—	(52,311)
519,465,499 SEK	59,400,896 USD	Citi	12/15/2021	1,741,741	—
76,271,750 SEK	8,412,648 USD	Citi	12/15/2021	—	(53,294)
35,700,000 SGD	26,427,243 USD	Citi	12/15/2021	266,267	—
33,750,000 TWD	1,225,462 USD	Citi	12/15/2021	7,636	—
147,250,000 TWD	5,264,042 USD	Citi	12/15/2021	—	(49,286)
121,338,958 USD	166,660,000 AUD	Citi	12/15/2021	—	(2,509,378)
740,564 USD	4,213,000 BRL	Citi	12/15/2021	6,716	—
35,095,815 USD	189,272,332 BRL	Citi	12/15/2021	—	(1,523,681)
2,619,506 USD	3,382,750 CAD	Citi	12/15/2021	29,100	—
156,393,140 USD	196,675,250 CAD	Citi	12/15/2021	—	(2,401,490)
40,503,624 USD	37,555,749 CHF	Citi	12/15/2021	431,043	—
20,409,351 USD	18,623,000 CHF	Citi	12/15/2021	—	(110,826)
10,687,341 USD	8,559,102,000 CLP	Citi	12/15/2021	—	(358,268)
17,709,506 USD	114,984,250 CNH	Citi	12/15/2021	332,068	—
21,648,512 USD	83,448,339,000 COP	Citi	12/15/2021	—	(792,436)
785,218 USD	17,750,000 CZK	Citi	12/15/2021	3,892	—
23,559,888 USD	507,139,000 CZK	Citi	12/15/2021	—	(1,014,039)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,225,699 USD	17,076,749 EUR	Citi	12/15/2021	153,178	—
84,480,107 USD	72,195,000 EUR	Citi	12/15/2021	—	(2,552,450)
95,323,655 USD	70,181,000 GBP	Citi	12/15/2021	—	(1,952,069)
26,639,115 USD	8,110,961,000 HUF	Citi	12/15/2021	—	(1,398,696)
388,799 USD	5,610,734,000 IDR	Citi	12/15/2021	2,398	—
8,122,671 USD	115,942,272,000 IDR	Citi	12/15/2021	—	(38,828)
8,978,697 USD	27,900,000 ILS	Citi	12/15/2021	—	(120,573)
6,591,621 USD	496,764,000 INR	Citi	12/15/2021	13,152	—
13,595,966 USD	1,013,082,000 INR	Citi	12/15/2021	—	(126,439)
137,503,243 USD	15,751,418,000 JPY	Citi	12/15/2021	1,891,971	—
45,338,113 USD	4,989,498,000 JPY	Citi	12/15/2021	—	(1,182,588)
6,324,740 USD	7,516,819,000 KRW	Citi	12/15/2021	12,930	—
11,551,881 USD	13,560,723,000 KRW	Citi	12/15/2021	—	(118,401)
41,945,763 USD	860,084,000 MXN	Citi	12/15/2021	—	(1,947,251)
6,450,542 USD	58,706,000 NOK	Citi	12/15/2021	39,826	—
95,758,728 USD	833,817,000 NOK	Citi	12/15/2021	—	(3,574,299)
91,956,447 USD	130,898,000 NZD	Citi	12/15/2021	—	(2,629,907)
4,379,712 USD	222,000,000 PHP	Citi	12/15/2021	25,585	—
4,411,158 USD	222,000,000 PHP	Citi	12/15/2021	—	(5,861)
34,645,119 USD	137,054,000 PLN	Citi	12/15/2021	—	(1,306,128)
17,937,381 USD	1,346,021,000 RUB	Citi	12/15/2021	152,809	—
12,564,438 USD	912,676,500 RUB	Citi	12/15/2021	—	(298,291)
148,575,932 USD	1,297,270,000 SEK	Citi	12/15/2021	—	(4,582,745)
8,400,095 USD	11,495,000 SGD	Citi	12/15/2021	23,446	—
17,825,818 USD	24,205,000 SGD	Citi	12/15/2021	—	(88,383)
4,070,962 USD	113,125,000 TWD	Citi	12/15/2021	11,009	—
816,613 USD	22,625,000 TWD	Citi	12/15/2021	—	(219)
19,941,555 USD	292,459,000 ZAR	Citi	12/15/2021	—	(1,589,722)
259,040,875 ZAR	17,154,884 USD	Citi	12/15/2021	900,042	—
13,367,250 ZAR	826,040 USD	Citi	12/15/2021	—	(12,757)
16,888,000 AUD	12,272,339 USD	Citi	03/16/2022	225,438	—
2,980,000 BRL	520,211 USD	Citi	03/16/2022	2,952	—
6,790,000 CAD	5,353,034 USD	Citi	03/16/2022	36,024	—
34,358,749 CHF	37,170,577 USD	Citi	03/16/2022	—	(386,681)
3,184,464,000 CLP	3,892,544 USD	Citi	03/16/2022	89,233	—
780,827,000 CLP	919,561 USD	Citi	03/16/2022	—	(13,007)
629,000 CNH	97,685 USD	Citi	03/16/2022	—	(325)
8,000,000,000 COP	2,007,733 USD	Citi	03/16/2022	25,989	—
45,850,000 CZK	2,018,714 USD	Citi	03/16/2022	—	(8,528)
33,460,749 EUR	37,791,397 USD	Citi	03/16/2022	—	(271,581)
20,759,000 GBP	27,828,457 USD	Citi	03/16/2022	202,504	—
382,814,000 HUF	1,164,215 USD	Citi	03/16/2022	—	(18,516)
85,544,330,000 IDR	5,939,447 USD	Citi	03/16/2022	35,434	—
5,800,000 ILS	1,876,992 USD	Citi	03/16/2022	30,835	—
799,192,000 INR	10,569,697 USD	Citi	03/16/2022	47,030	—
3,524,184,000 JPY	30,797,652 USD	Citi	03/16/2022	—	(425,251)
1,216,250,000 KRW	1,030,095 USD	Citi	03/16/2022	3,563	—
7,430,412,000 KRW	6,244,659 USD	Citi	03/16/2022	—	(26,713)
103,623,000 MXN	4,847,355 USD	Citi	03/16/2022	108,861	—
16,747,000 MXN	755,704 USD	Citi	03/16/2022	—	(10,106)
16,149,000 NOK	1,809,566 USD	Citi	03/16/2022	26,349	—
59,085,000 NOK	6,488,736 USD	Citi	03/16/2022	—	(35,594)
148,000,000 PHP	2,925,107 USD	Citi	03/16/2022	5,615	—
296,000,000 PHP	5,810,835 USD	Citi	03/16/2022	—	(28,150)
8,852,000 PLN	2,110,630 USD	Citi	03/16/2022	—	(28,013)
385,384,750 RUB	5,130,084 USD	Citi	03/16/2022	56,246	—
167,309,750 RUB	2,179,402 USD	Citi	03/16/2022	—	(23,339)
11,495,000 SGD	8,463,045 USD	Citi	03/16/2022	42,596	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	17

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,495,000 SGD	8,397,087 USD	Citi	03/16/2022	—	(23,362)
135,750,000 TWD	4,920,995 USD	Citi	03/16/2022	—	(26,206)
8,910,331 USD	12,310,000 AUD	Citi	03/16/2022	—	(129,105)
510,239 USD	2,955,000 BRL	Citi	03/16/2022	2,681	—
4,564,703 USD	26,101,666 BRL	Citi	03/16/2022	—	(34,052)
26,040,708 USD	33,123,750 CAD	Citi	03/16/2022	—	(102,665)
13,351,644 USD	12,356,000 CHF	Citi	03/16/2022	154,595	—
1,631,036 USD	1,378,057,000 CLP	Citi	03/16/2022	14,823	—
4,134,873 USD	3,405,000,000 CLP	Citi	03/16/2022	—	(68,169)
9,060,171 USD	58,316,438 CNH	Citi	03/16/2022	26,625	—
420,045 USD	1,700,000,000 COP	Citi	03/16/2022	1,076	—
854,387 USD	3,400,000,000 COP	Citi	03/16/2022	—	(12,146)
3,395,616 USD	3,004,000 EUR	Citi	03/16/2022	21,557	—
5,471,655 USD	1,812,814,000 HUF	Citi	03/16/2022	129,162	—
9,623,726 USD	138,388,660,000 IDR	Citi	03/16/2022	—	(72,556)
9,181,211 USD	693,245,000 INR	Citi	03/16/2022	—	(53,509)
6,977,485 USD	796,482,000 JPY	Citi	03/16/2022	79,037	—
935,724 USD	1,113,887,000 KRW	Citi	03/16/2022	4,413	—
235,780 USD	278,471,750 KRW	Citi	03/16/2022	—	(746)
4,127,306 USD	91,288,875 MXN	Citi	03/16/2022	47,170	—
5,670,916 USD	121,718,499 MXN	Citi	03/16/2022	—	(104,948)
25,958,274 USD	233,446,000 NOK	Citi	03/16/2022	—	(180,520)
37,754,332 USD	54,125,000 NZD	Citi	03/16/2022	—	(874,507)
2,636,320 USD	10,976,500 PLN	Citi	03/16/2022	15,603	—
3,968,554 USD	304,329,000 RUB	Citi	03/16/2022	38,133	—
3,629,027 USD	273,375,000 RUB	Citi	03/16/2022	—	(29,869)
5,844,612 USD	52,784,750 SEK	Citi	03/16/2022	23,381	—
11,800,506 USD	105,569,499 SEK	Citi	03/16/2022	—	(64,521)
394,031 USD	540,000 SGD	Citi	03/16/2022	1,536	—
3,609,695 USD	59,168,250 ZAR	Citi	03/16/2022	58,788	—
1,247,882 USD	20,050,875 ZAR	Citi	03/16/2022	—	(4,710)
99,235,000 ZAR	6,213,535 USD	Citi	03/16/2022	60,878	—
1,343,000 ZAR	82,585 USD	Citi	03/16/2022	—	(682)
102,963,000 AUD	74,609,461 USD	Goldman Sachs International	12/15/2021	1,196,224	—
67,129,000 EUR	76,823,179 USD	Goldman Sachs International	12/15/2021	644,474	—
73,498,593 USD	102,963,000 AUD	Goldman Sachs International	12/15/2021	—	(85,356)
4,446,126 USD	3,947,000 EUR	Goldman Sachs International	12/15/2021	32,972	—
386,749,000 NOK	44,312,566 USD	Goldman Sachs International	01/12/2022	1,565,229	—
189,393,000 SEK	21,376,631 USD	Goldman Sachs International	01/12/2022	333,458	—
42,966,570 USD	39,882,000 CHF	Goldman Sachs International	01/12/2022	554,368	—
1,503,000 GBP	2,012,537 USD	HSBC	12/15/2021	12,886	—
55,661,000 GBP	74,026,937 USD	HSBC	12/15/2021	—	(26,665)
76,801,970 USD	57,164,000 GBP	HSBC	12/15/2021	—	(748,717)
39,450,000 AUD	28,857,981 USD	Morgan Stanley	12/15/2021	729,895	—
19,150,000 BRL	3,376,770 USD	Morgan Stanley	12/15/2021	—	(19,957)
22,400,000 CAD	17,751,292 USD	Morgan Stanley	12/15/2021	212,669	—
22,650,000 CHF	24,698,762 USD	Morgan Stanley	12/15/2021	10,925	—
70,710,000 CHF	76,850,585 USD	Morgan Stanley	12/15/2021	—	(221,246)
8,450,000 EUR	9,788,498 USD	Morgan Stanley	12/15/2021	199,348	—
100,000 EUR	113,402 USD	Morgan Stanley	12/15/2021	—	(79)
40,850,000 GBP	55,682,601 USD	Morgan Stanley	12/15/2021	1,334,140	—
959,300,000 INR	13,002,521 USD	Morgan Stanley	12/15/2021	248,058	—
330,000,000 JPY	3,006,339 USD	Morgan Stanley	12/15/2021	85,941	—
760,000,000 JPY	6,654,677 USD	Morgan Stanley	12/15/2021	—	(71,089)
21,400,170,000 KRW	18,448,073 USD	Morgan Stanley	12/15/2021	404,904	—
147,440,000 MXN	7,256,441 USD	Morgan Stanley	12/15/2021	399,692	—
245,125,000 MXN	11,388,238 USD	Morgan Stanley	12/15/2021	—	(11,387)
48,650,000 NZD	34,265,007 USD	Morgan Stanley	12/15/2021	1,065,598	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
74,625,000 PLN	19,028,117 USD	Morgan Stanley	12/15/2021	875,256	—
72,250,000 SEK	8,156,975 USD	Morgan Stanley	12/15/2021	137,436	—
83,970,000 TRY	7,504,671 USD	Morgan Stanley	12/15/2021	1,408,031	—
6,854,072 USD	9,100,000 AUD	Morgan Stanley	12/15/2021	—	(365,717)
3,420,069 USD	19,150,000 BRL	Morgan Stanley	12/15/2021	—	(23,342)
22,696,162 USD	28,450,000 CAD	Morgan Stanley	12/15/2021	—	(420,546)
14,562,083 USD	13,503,000 CHF	Morgan Stanley	12/15/2021	155,792	—
1,537,971 USD	1,400,000 CHF	Morgan Stanley	12/15/2021	—	(12,012)
14,687,304 USD	12,400,000 EUR	Morgan Stanley	12/15/2021	—	(615,652)
13,174,321 USD	9,600,000 GBP	Morgan Stanley	12/15/2021	—	(402,100)
6,259,317 USD	471,965,000 INR	Morgan Stanley	12/15/2021	15,738	—
6,484,615 USD	487,335,000 INR	Morgan Stanley	12/15/2021	—	(5,206)
26,430,915 USD	2,900,000,000 JPY	Morgan Stanley	12/15/2021	—	(766,805)
14,318,175 USD	17,008,560,000 KRW	Morgan Stanley	12/15/2021	22,286	—
3,762,520 USD	4,391,610,000 KRW	Morgan Stanley	12/15/2021	—	(59,813)
19,420,059 USD	392,565,000 MXN	Morgan Stanley	12/15/2021	—	(1,163,685)
40,918,032 USD	354,000,000 NOK	Morgan Stanley	12/15/2021	—	(1,780,802)
5,356,086 USD	7,650,000 NZD	Morgan Stanley	12/15/2021	—	(135,624)
18,032,767 USD	74,625,000 PLN	Morgan Stanley	12/15/2021	120,094	—
42,529,177 USD	365,500,000 SEK	Morgan Stanley	12/15/2021	—	(1,959,743)
9,619,548 USD	83,970,000 TRY	Morgan Stanley	12/15/2021	—	(3,522,909)
23,976,002 USD	354,200,000 ZAR	Morgan Stanley	12/15/2021	—	(1,749,915)
114,960,000 ZAR	7,934,843 USD	Morgan Stanley	12/15/2021	721,090	—
239,240,000 ZAR	14,903,830 USD	Morgan Stanley	12/15/2021	—	(108,506)
487,335,000 INR	6,413,779 USD	Morgan Stanley	03/16/2022	—	(2,781)
17,008,560,000 KRW	14,297,113 USD	Morgan Stanley	03/16/2022	—	(58,350)
74,625,000 PLN	17,897,400 USD	Morgan Stanley	03/16/2022	—	(132,002)
3,305,143 USD	19,150,000 BRL	Morgan Stanley	03/16/2022	18,858	—
11,202,181 USD	245,125,000 MXN	Morgan Stanley	03/16/2022	6,944	—
2,135,140 USD	29,695,000 TRY	Morgan Stanley	03/16/2022	—	(73,613)
14,725,407 USD	239,240,000 ZAR	Morgan Stanley	03/16/2022	107,682	—
24,009,000 NOK	2,651,290 USD	UBS	12/15/2021	—	(3,076)
104,487,000 NZD	71,058,892 USD	UBS	12/15/2021	—	(244,430)
76,996,264 USD	668,217,000 NOK	UBS	12/15/2021	—	(3,120,099)
Total				44,321,026	(55,414,596)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	7	12/2021	JPY	106,407,000	2,721	—
Amsterdam Index	1	12/2021	EUR	155,428	—	(11,140)
Australian 10-Year Bond	540	12/2021	AUD	75,270,730	487,738	—
Australian 10-Year Bond	358	12/2021	AUD	49,901,706	—	(1,228,279)
Brent Crude	53	12/2021	USD	3,669,190	—	(602,502)
CAC40 Index	31	12/2021	EUR	2,081,960	—	(145,872)
CAC40 Index	160	12/2021	EUR	10,745,600	—	(764,687)
Copper	2	12/2021	USD	476,125	—	(13,880)
Copper	16	03/2022	USD	1,712,000	—	(43,964)
Corn	26	03/2022	USD	737,750	—	(3,992)
Cotton	61	03/2022	USD	3,245,505	—	(267,850)
DAX Index	37	12/2021	EUR	14,007,275	—	(270,588)
EURO STOXX 50 Index	27	12/2021	EUR	1,100,790	—	(51,609)
EURO STOXX 50 Index	1,409	12/2021	EUR	57,444,930	—	(1,870,555)
Euro-Bobl	41	03/2022	EUR	5,506,300	—	(4,854)
Euro-Bund	333	03/2022	EUR	57,971,970	266,046	—
Euro-Bund	10	03/2022	EUR	1,740,900	—	(368)
Euro-OAT	4	03/2022	EUR	663,240	78	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	19

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	53	12/2021	GBP	3,752,135	—	(131,568)
FTSE Taiwan Index	49	12/2021	USD	2,961,560	—	(50,632)
FTSE/JSE Top 40 Index	122	12/2021	ZAR	78,158,080	4,482	—
FTSE/MIB Index	111	12/2021	EUR	14,320,110	138,731	—
FTSE/MIB Index	82	12/2021	EUR	10,578,820	24,143	—
IBEX 35 Index	97	12/2021	EUR	8,083,398	—	(735,004)
KOSPI 200 Index	55	12/2021	KRW	5,133,562,500	—	(236,071)
Lead	8	03/2022	USD	454,850	929	—
Lean Hogs	83	12/2021	USD	2,436,050	—	(104,448)
Live Cattle	49	02/2022	USD	2,702,840	—	(68,860)
Mexican Bolsa IPC Index	14	12/2021	MXN	6,932,800	—	(22,577)
Mexican Bolsa IPC Index	159	12/2021	MXN	78,736,800	—	(153,738)
MSCI Emerging Markets Index	476	12/2021	USD	28,852,740	—	(2,187,506)
Nickel	46	12/2021	USD	5,521,932	178,699	—
Nickel	9	12/2021	USD	1,080,378	—	(17,997)
Nickel	14	03/2022	USD	1,670,508	—	(45,857)
Nikkei 225 Index	2	12/2021	JPY	54,940,000	—	(25,299)
NY Harbor ULSD Heat Oil	4	12/2021	USD	346,130	—	(67,070)
NY Harbor ULSD Heat Oil	64	12/2021	USD	5,538,086	—	(865,750)
OMXS30 Index	15	12/2021	SEK	3,364,500	—	(21,706)
OMXS30 Index	80	12/2021	SEK	17,944,000	—	(26,735)
RBOB Gasoline	3	12/2021	USD	244,453	—	(45,073)
RBOB Gasoline	13	12/2021	USD	1,059,295	—	(184,688)
S&P 500 Index E-mini	1	12/2021	USD	228,313	—	(5,515)
S&P/TSX 60 Index	1	12/2021	CAD	249,200	—	(4,799)
SGX Nifty Index	1	12/2021	USD	34,127	—	(712)
SGX Nifty Index	14	12/2021	USD	477,778	—	(14,628)
Soybean Oil	226	01/2022	USD	7,486,476	—	(562,039)
TOPIX Index	71	12/2021	JPY	1,346,160,000	—	(564,900)
TOPIX Index	145	12/2021	JPY	2,749,200,000	—	(2,136,796)
U.S. Treasury 10-Year Note	390	03/2022	USD	51,016,875	599,621	—
U.S. Treasury 10-Year Note	174	03/2022	USD	22,761,375	89,270	—
WIG 20 Index	408	12/2021	PLN	17,903,040	—	(356,669)
WTI Crude	18	12/2021	USD	1,191,240	—	(269,648)
WTI Crude	155	12/2021	USD	10,257,900	—	(2,151,332)
Zinc	62	12/2021	USD	4,989,063	—	(25,719)
Zinc	24	03/2022	USD	1,918,800	—	(84,240)
Total					1,792,458	(16,447,716)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 3-Year Bond	(88)	12/2021	AUD	(10,084,526)	8,942	—
Canadian Government 10-Year Bond	(35)	03/2022	CAD	(4,940,600)	—	(70,935)
Coffee	(48)	03/2022	USD	(4,181,400)	—	(461,392)
Copper	(3)	03/2022	USD	(707,813)	9,542	—
Copper	(1)	03/2022	USD	(107,000)	958	—
Corn	(139)	03/2022	USD	(3,944,125)	116,009	—
DAX Index	(29)	12/2021	EUR	(10,978,675)	348,427	—
DJIA Index E-mini	(35)	12/2021	USD	(6,029,975)	48,333	—
Euro-Bobl	(189)	12/2021	EUR	(25,609,500)	—	(229,444)
Euro-BTP	(81)	12/2021	EUR	(12,279,600)	—	(147,479)
Euro-Bund	(15)	12/2021	EUR	(2,585,550)	—	(17,264)
Euro-Bund	(160)	03/2022	EUR	(27,854,400)	—	(507)
Euro-Buxl 30-Year	(13)	12/2021	EUR	(2,835,560)	—	(162,633)
Euro-OAT	(98)	12/2021	EUR	(16,490,460)	—	(271,220)
Euro-OAT	(69)	03/2022	EUR	(11,440,890)	—	(216)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	(168)	12/2021	EUR	(18,886,560)	—	(62,010)
FTSE 100 Index	(64)	12/2021	GBP	(4,530,880)	177,416	—
FTSE 100 Index	(512)	12/2021	GBP	(36,247,040)	—	(237,714)
FTSE China A50 Index	(777)	12/2021	USD	(11,961,138)	184,185	—
FTSE Taiwan Index	(159)	12/2021	USD	(9,609,960)	212,523	—
FTSE/JSE Top 40 Index	(54)	12/2021	ZAR	(34,594,560)	—	(202,974)
Gold 100 oz.	(2)	02/2022	USD	(355,300)	7,956	—
Hang Seng Index	(44)	12/2021	HKD	(51,645,000)	382,654	—
Hang Seng Index	(15)	12/2021	HKD	(17,606,250)	58,652	—
H-Shares Index	(124)	12/2021	HKD	(52,011,800)	250,721	—
IBEX 35 Index	(124)	12/2021	EUR	(10,333,416)	1,001,608	—
Japanese 10-Year Government Bond	(94)	12/2021	JPY	(14,282,360,000)	—	(342,046)
KLCI Index	(11)	12/2021	MYR	(835,450)	—	(1,319)
Long Gilt	(245)	03/2022	GBP	(30,938,600)	—	(373,845)
Long Gilt	(479)	03/2022	GBP	(60,488,120)	—	(1,062,275)
MSCI EAFE Index	(4)	12/2021	USD	(447,100)	11,504	—
MSCI Emerging Markets Index	(31)	12/2021	USD	(1,879,065)	93,185	—
MSCI Singapore Index	(61)	12/2021	SGD	(2,099,620)	81,344	—
NASDAQ 100 Index E-mini	(18)	12/2021	USD	(5,814,180)	—	(288,146)
Natural Gas	(64)	12/2021	USD	(2,922,880)	147,724	—
Natural Gas	(15)	12/2021	USD	(685,050)	94,014	—
Primary Aluminum	(4)	12/2021	USD	(264,050)	—	(4,062)
Primary Aluminum	(45)	12/2021	USD	(2,970,563)	—	(79,986)
Primary Aluminum	(21)	03/2022	USD	(1,378,913)	24,986	—
Russell 2000 Index E-mini	(34)	12/2021	USD	(3,735,410)	163,224	—
S&P 500 Index E-mini	(153)	12/2021	USD	(34,931,813)	533,913	—
S&P 500 Index E-mini	(65)	12/2021	USD	(14,840,313)	—	(867,845)
S&P Mid 400 Index E-mini	(5)	12/2021	USD	(1,353,100)	88,103	—
S&P/TSX 60 Index	(16)	12/2021	CAD	(3,987,200)	64,809	—
S&P/TSX 60 Index	(71)	12/2021	CAD	(17,693,200)	—	(199,354)
SGX Nifty Index	(172)	12/2021	USD	(5,869,844)	174,609	—
Silver	(7)	03/2022	USD	(798,525)	60,280	—
Silver	(5)	03/2022	USD	(570,375)	38,863	—
Soybean	(29)	01/2022	USD	(1,765,013)	84,115	—
Soybean	(14)	01/2022	USD	(852,075)	178	—
Soybean Meal	(10)	01/2022	USD	(341,800)	3,449	—
SPI 200 Index	(331)	12/2021	AUD	(59,836,525)	605,824	—
SPI 200 Index	(118)	12/2021	AUD	(21,331,450)	323,518	—
Sugar #11	(239)	02/2022	USD	(4,978,848)	289,187	—
Thai SET50 Index	(609)	12/2021	THB	(113,188,740)	173,643	—
TOPIX Index	(79)	12/2021	JPY	(1,497,840,000)	999,248	—
U.S. Long Bond	(57)	03/2022	USD	(9,241,125)	—	(262,393)
U.S. Treasury 10-Year Note	(550)	03/2022	USD	(71,946,875)	170,967	—
U.S. Treasury 10-Year Note	(250)	03/2022	USD	(32,703,125)	—	(262,029)
U.S. Treasury 2-Year Note	(444)	03/2022	USD	(97,118,063)	—	(200,097)
U.S. Treasury 5-Year Note	(931)	03/2022	USD	(113,021,946)	—	(938,396)
U.S. Ultra Treasury Bond	(5)	03/2022	USD	(1,002,813)	—	(16,948)
U.S. Ultra Treasury Bond	(62)	03/2022	USD	(12,434,875)	—	(410,188)
Wheat	(193)	03/2022	USD	(7,596,963)	677,353	—
Wheat	(66)	03/2022	USD	(2,597,925)	10,674	—
Total					7,722,640	(7,172,717)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	21

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	17,000,000	17,000,000	1.25	12/03/2021	263,500	422,877
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	15,000,000	15,000,000	1.75	07/15/2022	259,500	283,755
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	35,000,000	35,000,000	1.50	05/20/2022	367,500	332,990
Total							890,500	1,039,622

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	17,200,000	17,200,000	1.00	01/21/2022	146,200	11,944
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	14,500,000	14,500,000	1.10	01/24/2022	133,400	19,984
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	17,500,000	17,500,000	1.00	07/08/2022	178,500	91,413
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	42,000,000	42,000,000	1.00	01/20/2022	396,900	27,396
Total							855,000	150,737

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(15,000,000)	(15,000,000)	2.20	03/17/2022	(280,500)	(42,236)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(13,000,000)	(13,000,000)	1.10	05/03/2022	(55,250)	(49,417)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(12,800,000)	(12,800,000)	1.25	05/23/2022	(47,360)	(41,530)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(12,800,000)	(12,800,000)	1.25	05/23/2022	(50,560)	(41,530)
Total							(433,670)	(174,713)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(25,000,000)	(25,000,000)	1.50	4/20/2022	(250,000)	(397,805)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.000%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/13/2023	CAD	111,800,000	(972,774)	—	—	—	(972,774)
Fixed rate of 0.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	03/07/2024	AUD	54,400,000	164,234	—	—	164,234	—
Fixed rate of 1.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/07/2024	AUD	23,900,000	6,012	—	—	6,012	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	03/07/2024	AUD	93,100,000	(429,035)	—	—	—	(429,035)
3-Month NZD LIBOR	Fixed rate of 0.015%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/13/2024	NZD	55,100,000	491,050	—	—	491,050	—
3-Month NZD LIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/13/2024	NZD	20,800,000	(89,728)	—	—	—	(89,728)
Fixed rate of 1.000%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/14/2024	CAD	237,000,000	(1,677,287)	—	—	—	(1,677,287)
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/16/2024	EUR	152,700,000	309,120	—	—	309,120	—
Fixed rate of 0.250%	SONIA	Receives Annually, Pays Annually	Credit Suisse	03/16/2024	GBP	30,800,000	44,177	—	—	44,177	—
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/16/2024	EUR	84,900,000	(7,412)	—	—	—	(7,412)
Fixed rate of 0.250%	SONIA	Receives Annually, Pays Annually	Credit Suisse	03/16/2024	GBP	9,100,000	(8,879)	—	—	—	(8,879)
Fixed rate of 0.500%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/16/2024	USD	21,700,000	(9,732)	—	—	—	(9,732)
3-Month SEK STIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays Annually	Credit Suisse	03/20/2024	SEK	417,400,000	114,287	—	—	114,287	—
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/20/2024	NOK	173,200,000	68,553	—	—	68,553	—
Fixed rate of 0.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Credit Suisse	03/20/2024	SEK	168,300,000	46,845	—	—	46,845	—
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/20/2024	NOK	593,400,000	(264,048)	—	—	—	(264,048)
Fixed rate of 1.500%	3-Month AUD BBSW	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/13/2024	AUD	57,300,000	29,670	—	—	29,670	—
Fixed rate of 1.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/13/2024	CAD	8,200,000	(8,685)	—	—	—	(8,685)
3-Month USD LIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/15/2024	USD	190,600,000	364,510	—	—	364,510	—
Fixed rate of 0.500%	SONIA	Receives Annually, Pays Annually	Credit Suisse	06/15/2024	GBP	7,300,000	6,879	—	—	6,879	—
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/15/2024	EUR	119,100,000	(13,043)	—	—	—	(13,043)
Fixed rate of 0.500%	SONIA	Receives Annually, Pays Annually	Credit Suisse	06/15/2024	GBP	13,300,000	(23,717)	—	—	—	(23,717)
Fixed rate of 2.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/19/2024	NOK	114,100,000	27,596	—	—	27,596	—
SONIA	Fixed rate of 0.500%	Receives Annually, Pays Annually	Credit Suisse	03/16/2027	GBP	32,500,000	172,922	—	—	172,922	—
SONIA	Fixed rate of 0.500%	Receives Annually, Pays Annually	Credit Suisse	06/15/2027	GBP	4,400,000	(21,471)	—	—	—	(21,471)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/13/2031	CAD	300,000	7,857	—	—	7,857	—
Fixed rate of 0.020%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/10/2032	NZD	4,300,000	(101,140)	—	—	—	(101,140)
6-Month AUD BBSW	Fixed rate of 2.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/11/2032	AUD	4,800,000	13,968	—	—	13,968	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	23

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month AUD BBSW	Fixed rate of 2.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/11/2032	AUD	12,000,000	(39,666)	—	—	—	(39,666)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/14/2032	CAD	37,600,000	614,157	—	—	614,157	—
Fixed rate of 0.750%	SONIA	Receives Annually, Pays Annually	Credit Suisse	03/16/2032	GBP	7,600,000	113,085	—	—	113,085	—
Fixed rate of 0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/16/2032	EUR	8,000,000	27,804	—	—	27,804	—
3-Month USD LIBOR	Fixed rate of 1.750%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/16/2032	USD	11,800,000	(127,455)	—	—	—	(127,455)
Fixed rate of 0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/16/2032	EUR	20,800,000	(267,419)	—	—	—	(267,419)
Fixed rate of 0.015%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/17/2032	NOK	40,700,000	70,926	—	—	70,926	—
3-Month SEK STIBOR	Fixed rate of 1.000%	Receives Quarterly, Pays Annually	Credit Suisse	03/17/2032	SEK	35,500,000	(45,311)	—	—	—	(45,311)
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/15/2032	EUR	22,500,000	94,583	—	—	94,583	—
Fixed rate of 0.750%	SONIA	Receives Annually, Pays Annually	Credit Suisse	06/15/2032	GBP	700,000	6,390	—	—	6,390	—
3-Month SEK STIBOR	Fixed rate of 0.450%	Receives Quarterly, Pays Annually	Morgan Stanley	02/03/2031	SEK	69,799,000	214,646	—	—	214,646	—
3-Month SEK STIBOR	Fixed rate of 0.755%	Receives Quarterly, Pays Annually	Morgan Stanley	07/05/2031	SEK	283,245,000	103,421	—	—	103,421	—
3-Month USD LIBOR	Fixed rate of 1.530%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	10/05/2031	USD	11,826,000	(20,234)	—	—	—	(20,234)
Fixed rate of 2.200%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/01/2031	CAD	12,322,000	150,393	—	—	150,393	—
SONIA	Fixed rate of 1.035%	Receives Annually, Pays Annually	Morgan Stanley	11/01/2031	GBP	22,354,000	(636,404)	—	—	—	(636,404)
Fixed rate of 2.150%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/02/2031	AUD	55,981,000	497,528	—	—	497,528	—
3-Month USD LIBOR	Fixed rate of 1.638%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	11/03/2031	USD	4,650,000	(49,601)	—	—	—	(49,601)
3-Month SEK STIBOR	Fixed rate of 1.057%	Receives Quarterly, Pays Annually	Morgan Stanley	11/03/2031	SEK	287,000,000	(691,551)	—	—	—	(691,551)
1-Day Overnight JPY LIBOR	Fixed rate of 0.080%	Receives Annually, Pays SemiAnnually	Morgan Stanley	11/04/2031	JPY	4,597,000,000	(174,703)	—	—	—	(174,703)
Fixed rate of 1.560%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/12/2031	USD	90,472,000	254,004	—	—	254,004	—
Total							(1,664,678)	—	—	4,014,617	(5,679,295)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.100	USD	700,000	(49,328)	350	—	(38,018)	—	(10,960)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	5,000,000	(496,875)	2,500	—	(976,647)	482,272	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	3,000,000	(298,125)	1,500	—	(686,461)	389,836	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	3,500,000	(347,813)	1,750	—	(666,801)	320,738	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	2,500,000	(248,438)	1,250	—	(503,202)	256,014	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	2,000,000	(198,750)	1,000	—	(443,525)	245,775	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	1,200,000	(119,250)	600	—	(283,012)	164,362	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	2,000,000	(198,750)	1,000	—	(320,622)	122,872	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	5,000,000	(496,875)	2,500	—	(582,632)	88,257	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.368	USD	750,000	(74,532)	375	—	(124,422)	50,265	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.237	USD	4,000,000	(248,132)	2,000	—	(776,551)	530,419	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.174	USD	3,000,000	(197,813)	1,500	—	(438,883)	242,570	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.174	USD	3,000,000	(197,813)	—	—	(197,866)	53	—
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.100	USD	2,000,000	(140,937)	833	—	(117,128)	—	(22,976)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.100	USD	1,500,000	(105,703)	750	—	(77,346)	—	(27,607)
Total								(3,419,134)	17,908	—	(6,233,116)	2,893,433	(61,543)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	25

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.005%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	12/15/2021	EUR	4,544,183	393,843	(2,741)	—	—	391,102	—
1-Month SGD SOR	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/15/2021	SGD	911,534	41,132	71	—	—	41,203	—
1-Month AUD BBSW plus 0.001%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	12/15/2021	AUD	3,096,743	32,901	51	—	—	32,952	—
Overnight BRL CDI	Total return on MSCI Brazil Net Return BRL Index	Monthly	JPMorgan	12/15/2021	BRL	5,412,645	1,914	2,677	—	—	4,591	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.004%	Monthly	JPMorgan	12/15/2021	EUR	319,493	(24,527)	68	—	—	—	(24,459)
Total return on MSCI Switzerland Net Return CHF Index	1-Day Overnight CHF SARON minus 0.001%	Monthly	JPMorgan	12/15/2021	CHF	724,707	(30,783)	234	—	—	—	(30,549)
Total return on MSCI Netherlands Net Return EUR Index	ESTR minus 0.0002%	Monthly	JPMorgan	12/15/2021	EUR	1,631,403	(138,272)	350	—	—	—	(137,922)
Total							276,208	710	—	—	469,848	(192,930)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil Jan 22	Citi	01/2022	USD	364,386	—	—	—	(22,929)
Bist 30 Index Dec 21	Goldman Sachs	12/2021	TRY	17,443,665	—	—	218,218	—
DTOP Index Dec 21	Goldman Sachs	12/2021	ZAR	120,950	—	—	—	(216)
H-Shares Index Dec 21	Goldman Sachs	12/2021	HKD	(18,875,250)	—	—	88,677	—
Ibovespa Index Dec 21	Goldman Sachs	12/2021	BRL	(306,804)	—	—	6,255	—
TAIEX Index Dec 21	Goldman Sachs	12/2021	TWD	34,660,000	—	—	—	(22,578)
WIG 20 Index Dec 21	Goldman Sachs	12/2021	PLN	10,662,840	—	—	—	(171,080)
Ibovespa Index Dec 21	JPMorgan	12/2021	BRL	(306,804)	—	—	6,281	—
KOSPI 200 Index Dec 21	JPMorgan	12/2021	KRW	93,337,500	—	—	—	(8,839)
TAIEX Index Dec 21	JPMorgan	12/2021	TWD	45,058,000	—	—	—	(32,385)
Ibovespa Index Dec 21	Morgan Stanley	12/2021	BRL	(52,054,412)	—	—	1,083,856	—
Ibovespa Index Dec 21	Morgan Stanley	12/2021	BRL	27,816,896	—	—	—	(627,212)
KOSPI 200 Index Dec 21	Morgan Stanley	12/2021	KRW	18,107,475,000	—	—	—	(1,288,006)
Swiss Market Index Dec 21	Morgan Stanley	12/2021	CHF	(16,590,640)	—	—	—	(539,217)
Swiss Market Index Dec 21	Morgan Stanley	12/2021	CHF	37,206,950	—	—	—	(1,271,544)
TAIEX Index Dec 21	Morgan Stanley	12/2021	TWD	62,388,000	—	—	—	(43,049)
Total					—	—	1,403,287	(4,027,055)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month AUD BBSW	Bank Bill Swap Rate	0.015%
1-Month SGD SOR	Swap Offer Rate	0.260%
3-Month AUD BBSW	Bank Bill Swap Rate	0.048%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.255%
3-Month NZD LIBOR	London Interbank Offered Rate	0.855%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.106%)
3-Month USD LIBOR	London Interbank Offered Rate	0.173%
6-Month AUD BBSW	Bank Bill Swap Rate	0.140%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.538%)
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	1.010%
ESTR	Euro Short Term Rate	(0.575%)
Overnight BRL CDI	Interbank Certificate of Deposit	0.029%
SONIA	Sterling Overnight Index Average	0.046%
1-Day Overnight JPY LIBOR	London Interbank Offered Rate	(0.079%)
1-Day Overnight CHF SARON	Swiss Average Rate Overnight	(0.698%)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $247,246,766, which represents 29.73% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2021.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2021 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $23,604,813, which represents 2.84% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2021.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	308,299,190	314,948,278	(291,153,679)	4,308	332,098,097	(4,308)	105,957	332,131,310
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	27

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	50,283,949	14,990,921	65,274,870
Commercial Mortgage-Backed Securities - Agency	—	739,526	—	739,526
Commercial Mortgage-Backed Securities - Non-Agency	—	45,009,330	—	45,009,330
Residential Mortgage-Backed Securities - Agency	—	103,418,810	—	103,418,810
Residential Mortgage-Backed Securities - Non-Agency	—	131,230,905	9,165,737	140,396,642
Treasury Bills	156,881,873	—	—	156,881,873
Options Purchased Calls	—	150,737	—	150,737
Options Purchased Puts	—	1,039,622	—	1,039,622
Money Market Funds	332,098,097	—	—	332,098,097
Total Investments in Securities	488,979,970	331,872,879	24,156,658	845,009,507
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	44,321,026	—	44,321,026
Futures Contracts	9,515,098	—	—	9,515,098
Swap Contracts	—	8,781,185	—	8,781,185
Liability
Forward Foreign Currency Exchange Contracts	—	(55,414,596)	—	(55,414,596)
Futures Contracts	(23,620,433)	—	—	(23,620,433)
Options Contracts Written	—	(572,518)	—	(572,518)
Swap Contracts	—	(9,960,823)	—	(9,960,823)
Total	474,874,635	319,027,153	24,156,658	818,058,446
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	29

Consolidated Portfolio of Investments  (continued)
November 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2021 ($)
Asset-Backed Securities — Non-Agency	15,808,703	(178,471)	—	119,124	—	(758,435)	—	—	14,990,921
Residential Mortgage-Backed Securities — Non-Agency	6,731,785	(2,833)	238,782	(31,221)	3,450,000	(3,430,086)	2,209,310	—	9,165,737
Total	22,540,488	(181,304)	238,782	87,903	3,450,000	(4,188,521)	2,209,310	—	24,156,658
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2021 was $210,630 which is comprised of Asset-Backed Securities — Non-Agency of $119,124 and Residential Mortgage-Backed Securities — Non-Agency of $91,506.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Statement of Assets and Liabilities
November 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $506,857,456)	$511,721,051
Affiliated issuers (cost $332,099,976)	332,098,097
Options purchased (cost $1,745,500)	1,190,359
Cash	534,558
Foreign currency (cost $6,797,855)	6,781,666
Cash collateral held at broker for:
Forward foreign currency exchange contracts	7,680,000
Swap contracts	9,710,000
TBA	181,000
Other(a)	2,665,000
Margin deposits on:
Futures contracts	35,876,015
Swap contracts	10,667,028
Unrealized appreciation on forward foreign currency exchange contracts	44,321,026
Unrealized appreciation on swap contracts	4,766,568
Receivable for:
Investments sold	2,223,954
Investments sold on a delayed delivery basis	34,870,990
Capital shares sold	1,122,367
Dividends	21,110
Interest	1,100,262
Variation margin for futures contracts	6,220,498
Variation margin for swap contracts	4,987,248
Expense reimbursement due from Investment Manager	2,412
Prepaid expenses	9,350
Trustees’ deferred compensation plan	71,268
Other assets	9,515
Total assets	1,018,831,342
Liabilities
Option contracts written, at value (premiums received $683,670)	572,518
Unrealized depreciation on forward foreign currency exchange contracts	55,414,596
Unrealized depreciation on swap contracts	4,281,528
Upfront receipts on swap contracts	6,233,116
Cash collateral due to broker for:
Swap contracts	30,000
Payable for:
Investments purchased	4,770,111
Investments purchased on a delayed delivery basis	104,823,698
Capital shares purchased	724,494
Variation margin for futures contracts	6,448,353
Variation margin for swap contracts	3,557,266
Management services fees	21,868
Distribution and/or service fees	15
Transfer agent fees	74,377
Compensation of board members	10,861
Compensation of chief compliance officer	40
Other expenses	89,083
Trustees’ deferred compensation plan	71,268
Other liabilities	4,012
Total liabilities	187,127,204
Net assets applicable to outstanding capital stock	$831,704,138
Represented by
Paid in capital	967,268,250
Total distributable earnings (loss)	(135,564,112)
Total - representing net assets applicable to outstanding capital stock	$831,704,138
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	31

Consolidated Statement of Assets and Liabilities  (continued)
November 30, 2021 (Unaudited)
Class A
Net assets	$1,735,250
Shares outstanding	61,477
Net asset value per share	$28.23
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$29.95
Advisor Class
Net assets	$347,342
Shares outstanding	12,136
Net asset value per share	$28.62
Class C
Net assets	$96,674
Shares outstanding	3,566
Net asset value per share	$27.11
Institutional Class
Net assets	$828,804,287
Shares outstanding	29,012,905
Net asset value per share	$28.57
Institutional 2 Class
Net assets	$706,417
Shares outstanding	24,605
Net asset value per share	$28.71
Institutional 3 Class
Net assets	$7,205
Shares outstanding	250
Net asset value per share	$28.82
Class R
Net assets	$6,963
Shares outstanding	250
Net asset value per share	$27.85

(a)	Includes collateral related to option contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Statement of Operations
Six Months Ended November 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$105,957
Interest	8,564,726
Total income	8,670,683
Expenses:
Management services fees	4,086,345
Distribution and/or service fees
Class A	2,240
Class C	542
Class R	19
Transfer agent fees
Class A	996
Advisor Class	319
Class C	61
Institutional Class	472,520
Institutional 2 Class	269
Institutional 3 Class	1
Class R	4
Compensation of board members	13,018
Custodian fees	60,071
Printing and postage fees	39,709
Registration fees	77,527
Audit fees	25,019
Legal fees	10,044
Interest on collateral	118,307
Compensation of chief compliance officer	108
Other	11,270
Total expenses	4,918,389
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(500,444)
Expense reduction	(20)
Total net expenses	4,417,925
Net investment income	4,252,758
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,780,450
Investments — affiliated issuers	(4,308)
Foreign currency translations	824,020
Forward foreign currency exchange contracts	649,828
Futures contracts	(6,207,500)
Options purchased	2,634,100
Options contracts written	348,780
Swap contracts	(7,390,095)
Net realized loss	(7,364,725)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,336,502)
Investments — affiliated issuers	4,308
Foreign currency translations	(951,818)
Forward foreign currency exchange contracts	(10,170,262)
Futures contracts	(10,656,706)
Options purchased	(5,810,979)
Options contracts written	140,633
Swap contracts	(5,302,578)
Net change in unrealized appreciation (depreciation)	(37,083,904)
Net realized and unrealized loss	(44,448,629)
Net decrease in net assets resulting from operations	$(40,195,871)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	33

Consolidated Statement of Changes in Net Assets
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Operations
Net investment income	$4,252,758	$6,992,315
Net realized gain (loss)	(7,364,725)	23,796,528
Net change in unrealized appreciation (depreciation)	(37,083,904)	15,440,772
Net increase (decrease) in net assets resulting from operations	(40,195,871)	46,229,615
Increase in net assets from capital stock activity	62,302,698	131,298,431
Total increase in net assets	22,106,827	177,528,046
Net assets at beginning of period	809,597,311	632,069,265
Net assets at end of period	$831,704,138	$809,597,311
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2021 (Unaudited)		May 31, 2021
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,488	218,019	9,549	278,887
Redemptions	(4,652)	(135,668)	(27,239)	(794,935)
Net increase (decrease)	2,836	82,351	(17,690)	(516,048)
Advisor Class
Subscriptions	19,132	576,339	4,185	122,324
Redemptions	(14,530)	(432,867)	(1,364)	(39,438)
Net increase	4,602	143,472	2,821	82,886
Class C
Redemptions	(425)	(11,901)	(4,132)	(118,675)
Net decrease	(425)	(11,901)	(4,132)	(118,675)
Institutional Class
Subscriptions	4,231,343	125,386,678	9,373,060	275,195,663
Redemptions	(2,129,531)	(63,162,007)	(4,352,530)	(128,547,132)
Net increase	2,101,812	62,224,671	5,020,530	146,648,531
Institutional 2 Class
Subscriptions	3,558	106,499	49,488	1,450,617
Redemptions	(8,035)	(242,394)	(24,820)	(739,212)
Net increase (decrease)	(4,477)	(135,895)	24,668	711,405
Institutional 3 Class
Redemptions	—	—	(528,890)	(15,509,668)
Net decrease	—	—	(528,890)	(15,509,668)
Total net increase	2,104,348	62,302,698	4,497,307	131,298,431

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	35

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A(c)
Six Months Ended 11/30/2021 (Unaudited)	$29.65	0.11	(1.53)	(1.42)	—	—
Year Ended 5/31/2021	$27.84	0.19	1.62	1.81	—	—
Year Ended 5/31/2020	$29.79	0.28	(2.23)	(1.95)	—	—
Year Ended 5/31/2019	$34.63	0.32	(5.16)	(4.84)	—	—
Year Ended 5/31/2018	$37.44	0.04	(2.01)	(1.97)	(0.84)	(0.84)
Year Ended 5/31/2017	$37.71	(0.36)	0.25	(0.11)	(0.16)	(0.16)
Advisor Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$30.03	0.16	(1.57)	(1.41)	—	—
Year Ended 5/31/2021	$28.12	0.28	1.63	1.91	—	—
Year Ended 5/31/2020	$30.01	0.32	(2.21)	(1.89)	—	—
Year Ended 5/31/2019	$34.78	0.36	(5.13)	(4.77)	—	—
Year Ended 5/31/2018	$37.55	0.16	(2.05)	(1.89)	(0.88)	(0.88)
Year Ended 5/31/2017	$37.78	(0.24)	0.21	(0.03)	(0.20)	(0.20)
Class C(c)
Six Months Ended 11/30/2021 (Unaudited)	$28.59	0.00(h)	(1.48)	(1.48)	—	—
Year Ended 5/31/2021	$27.05	(0.04)	1.58	1.54	—	—
Year Ended 5/31/2020	$29.16	0.04	(2.15)	(2.11)	—	—
Year Ended 5/31/2019	$34.15	0.08	(5.07)	(4.99)	—	—
Year Ended 5/31/2018	$37.10	(0.24)	(1.99)	(2.23)	(0.72)	(0.72)
Year Ended 5/31/2017	$37.54	(0.64)	0.24	(0.40)	(0.04)	(0.04)
Institutional Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$29.97	0.15	(1.55)	(1.40)	—	—
Year Ended 5/31/2021	$28.07	0.28	1.62	1.90	—	—
Year Ended 5/31/2020	$29.96	0.32	(2.21)	(1.89)	—	—
Year Ended 5/31/2019	$34.73	0.40	(5.17)	(4.77)	—	—
Year Ended 5/31/2018	$37.50	0.12	(2.01)	(1.89)	(0.88)	(0.88)
Year Ended 5/31/2017	$37.71	(0.12)	0.11	(0.01)	(0.20)	(0.20)
Institutional 2 Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$30.12	0.16	(1.57)	(1.41)	—	—
Year Ended 5/31/2021	$28.19	0.34	1.59	1.93	—	—
Year Ended 5/31/2020	$30.07	0.40	(2.28)	(1.88)	—	—
Year Ended 5/31/2019	$34.84	0.44	(5.21)	(4.77)	—	—
Year Ended 5/31/2018	$37.58	0.20	(2.06)	(1.86)	(0.88)	(0.88)
Year Ended 5/31/2017	$37.80	(0.12)	0.14	0.02	(0.24)	(0.24)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 11/30/2021 (Unaudited)	$28.23	(4.79%)	1.40%(d),(e)	1.29%(d),(e),(f)	0.75%(d)	170%	$1,735
Year Ended 5/31/2021	$29.65	6.50%	1.40%(e),(g)	1.27%(e),(g)	0.66%	555%	$1,739
Year Ended 5/31/2020	$27.84	(6.58%)	1.42%(e),(g)	1.25%(e),(g)	0.94%	789%	$2,125
Year Ended 5/31/2019	$29.79	(13.97%)	1.45%(e)	1.24%(e)	0.98%	0%	$3,103
Year Ended 5/31/2018	$34.63	(5.49%)	1.49%(e)	1.28%(e)	0.06%	0%	$4,343
Year Ended 5/31/2017	$37.44	(0.28%)	1.61%	1.41%	(0.95%)	71%	$5,582
Advisor Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$28.62	(4.70%)	1.15%(d),(e)	1.03%(d),(e),(f)	1.02%(d)	170%	$347
Year Ended 5/31/2021	$30.03	6.79%	1.16%(e),(g)	1.02%(e),(g)	0.97%	555%	$226
Year Ended 5/31/2020	$28.12	(6.27%)	1.17%(e),(g)	0.99%(e),(g)	1.15%	789%	$133
Year Ended 5/31/2019	$30.01	(13.79%)	1.20%(e)	1.01%(e)	1.07%	0%	$216
Year Ended 5/31/2018	$34.78	(5.27%)	1.24%(e)	1.03%(e)	0.41%	0%	$4,433
Year Ended 5/31/2017	$37.55	(0.06%)	1.36%	1.15%	(0.66%)	71%	$552
Class C(c)
Six Months Ended 11/30/2021 (Unaudited)	$27.11	(5.18%)	2.15%(d),(e)	2.04%(d),(e),(f)	0.00%(d),(h)	170%	$97
Year Ended 5/31/2021	$28.59	5.73%	2.15%(e),(g)	2.02%(e),(g)	(0.14%)	555%	$114
Year Ended 5/31/2020	$27.05	(7.27%)	2.17%(e),(g)	1.99%(e),(g)	0.21%	789%	$220
Year Ended 5/31/2019	$29.16	(14.64%)	2.20%(e)	1.99%(e)	0.22%	0%	$493
Year Ended 5/31/2018	$34.15	(6.15%)	2.24%(e)	2.03%(e)	(0.68%)	0%	$838
Year Ended 5/31/2017	$37.10	(1.03%)	2.36%	2.16%	(1.68%)	71%	$1,100
Institutional Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$28.57	(4.67%)	1.15%(d),(e)	1.04%(d),(e),(f)	1.00%(d)	170%	$828,804
Year Ended 5/31/2021	$29.97	6.73%	1.16%(e),(g)	1.02%(e),(g)	0.95%	555%	$806,627
Year Ended 5/31/2020	$28.07	(6.28%)	1.17%(e),(g)	1.00%(e),(g)	1.17%	789%	$614,500
Year Ended 5/31/2019	$29.96	(13.71%)	1.20%(e)	0.99%(e)	1.23%	0%	$587,203
Year Ended 5/31/2018	$34.73	(5.35%)	1.24%(e)	1.03%(e)	0.34%	0%	$706,826
Year Ended 5/31/2017	$37.50	0.05%	1.36%	1.08%	(0.28%)	71%	$520,564
Institutional 2 Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$28.71	(4.68%)	1.11%(d),(e)	0.99%(d),(e)	1.04%(d)	170%	$706
Year Ended 5/31/2021	$30.12	6.81%	1.11%(e),(g)	0.98%(e),(g)	1.14%	555%	$876
Year Ended 5/31/2020	$28.19	(6.25%)	1.10%(e),(g)	0.92%(e),(g)	1.28%	789%	$124
Year Ended 5/31/2019	$30.07	(13.66%)	1.11%(e)	0.90%(e)	1.32%	0%	$667
Year Ended 5/31/2018	$34.84	(5.08%)	1.11%(e)	0.90%(e)	0.48%	0%	$825
Year Ended 5/31/2017	$37.58	(0.02%)	1.21%	0.93%	(0.33%)	71%	$23
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	37

Consolidated Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$30.22	0.17	(1.57)	(1.40)	—	—
Year Ended 5/31/2021	$28.27	0.23	1.72	1.95	—	—
Year Ended 5/31/2020	$30.14	0.36	(2.23)	(1.87)	—	—
Year Ended 5/31/2019	$34.89	0.44	(5.19)	(4.75)	—	—
Year Ended 5/31/2018	$37.63	0.20	(2.02)	(1.82)	(0.92)	(0.92)
Year Ended 5/31/2017	$37.81	(0.04)	0.10	0.06	(0.24)	(0.24)
Class R(c)
Six Months Ended 11/30/2021 (Unaudited)	$29.30	0.07	(1.52)	(1.45)	—	—
Year Ended 5/31/2021	$27.57	0.13	1.60	1.73	—	—
Year Ended 5/31/2020	$29.56	0.20	(2.19)	(1.99)	—	—
Year Ended 5/31/2019	$34.44	0.24	(5.12)	(4.88)	—	—
Year Ended 5/31/2018	$37.30	(0.08)	(1.98)	(2.06)	(0.80)	(0.80)
Year Ended 5/31/2017	$37.63	(0.40)	0.19	(0.21)	(0.12)	(0.12)

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2021	5/31/2021	5/31/2020	5/31/2019	5/31/2018
Class A	0.03%	0.01%	0.01%	0.02%	0.01%
Advisor Class	0.03%	0.01%	0.01%	0.02%	0.01%
Class C	0.03%	0.01%	0.01%	0.02%	0.01%
Institutional Class	0.03%	0.01%	0.01%	0.02%	0.01%
Institutional 2 Class	0.03%	0.01%	0.01%	0.02%	0.01%
Institutional 3 Class	0.03%	less than 0.01%	0.01%	0.02%	0.01%
Class R	0.03%	0.01%	0.01%	0.02%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Rounds to zero.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 11/30/2021 (Unaudited)	$28.82	(4.63%)	1.06%(d),(e)	0.94%(d),(e)	1.09%(d)	170%	$7
Year Ended 5/31/2021	$30.22	6.86%	1.03%(e),(g)	0.90%(e),(g)	0.79%	555%	$8
Year Ended 5/31/2020	$28.27	(6.11%)	1.05%(e),(g)	0.88%(e),(g)	1.30%	789%	$14,960
Year Ended 5/31/2019	$30.14	(13.65%)	1.06%(e)	0.84%(e)	1.38%	0%	$17,670
Year Ended 5/31/2018	$34.89	(5.16%)	1.05%(e)	0.84%(e)	0.50%	0%	$20,459
Year Ended 5/31/2017	$37.63	0.21%	1.18%	0.88%	(0.07%)	71%	$21,559
Class R(c)
Six Months Ended 11/30/2021 (Unaudited)	$27.85	(4.95%)	1.64%(d),(e)	1.53%(d),(e),(f)	0.50%(d)	170%	$7
Year Ended 5/31/2021	$29.30	6.31%	1.63%(e),(g)	1.51%(e),(g)	0.45%	555%	$7
Year Ended 5/31/2020	$27.57	(6.77%)	1.63%(e),(g)	1.47%(e),(g)	0.71%	789%	$7
Year Ended 5/31/2019	$29.56	(14.17%)	1.69%(e)	1.48%(e)	0.75%	0%	$7
Year Ended 5/31/2018	$34.44	(5.80%)	1.74%(e)	1.53%(e)	(0.19%)	0%	$9
Year Ended 5/31/2017	$37.30	(0.50%)	1.89%	1.63%	(1.10%)	71%	$9
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	39

Notes to Consolidated Financial Statements
November 30, 2021 (Unaudited)
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Consolidated Statement of Changes in Net Assets and per share data in the Consolidated Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2021, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.00%	5.73%	2.69%
Net assets	$863	$47,659,064	$22,353,561
Net investment income (loss)	(5,143)	(227,057)	(118,052)
Net realized gain (loss)	—	5,577,553	(1,265,999)
Net change in unrealized appreciation (depreciation)	—	(2,626,778)	(3,252,552)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
40	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	41

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
42	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to generate total return through long and short positions. These instruments
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	43

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
44	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	45

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and to manage long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying
46	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2021:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,893,433*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	6,144,799*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,873,135*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	44,321,026
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,625,383*
Interest rate risk	Investments, at value — Options purchased	1,190,359
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,014,617*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,744,916*
Total		63,807,668

	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	61,543*
Credit risk	Upfront receipts on swap contracts	6,233,116
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	11,586,658*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,197,056*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	55,414,596
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	6,063,426*
Interest rate risk	Options contracts written, at value	572,518
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,679,295*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	5,970,349*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	22,929*
Total		95,801,486

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	47

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	3,658,442	—	—	649,518	4,307,960
Credit risk	—	—	—	—	796,132	796,132
Equity risk	—	(6,204,176)	—	—	(1,354,228)	(7,558,404)
Foreign exchange risk	649,828	—	—	—	—	649,828
Interest rate risk	—	(3,661,766)	348,780	2,634,100	(7,481,517)	(8,160,403)
Total	649,828	(6,207,500)	348,780	2,634,100	(7,390,095)	(9,964,887)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(4,918,959)	—	—	(956,643)	(5,875,602)
Credit risk	—	—	—	—	(44,956)	(44,956)
Equity risk	—	(1,577,380)	—	—	(1,729,624)	(3,307,004)
Foreign exchange risk	(10,170,262)	—	—	—	—	(10,170,262)
Interest rate risk	—	(4,160,367)	140,633	(5,810,979)	(2,571,355)	(12,402,068)
Total	(10,170,262)	(10,656,706)	140,633	(5,810,979)	(5,302,578)	(31,799,892)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	672,034,648
Futures contracts — short	984,184,476
Credit default swap contracts — sell protection	35,550,000

Derivative instrument	Average value ($)*
Options contracts — purchased	2,139,760
Options contracts — written	(1,279,822)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	39,137,690	(44,527,177)
Interest rate swap contracts	4,048,055	(4,321,281)
Total return swap contracts	1,291,573	(2,624,428)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2021.
48	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	49

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
50	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2021:
	Citi ($)(a)	Citi ($)(a)	Citi ($)(a)	Credit Suisse ($)	Goldman Sachs ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	4,269,781	-	-	-	-	-	-	-	717,467	-	4,987,248
Forward foreign currency exchange contracts	30,558,469	1,142,569	-	-	-	4,326,725	12,886	-	8,229,082	51,295	-	-	-	44,321,026
Options purchased calls	-	123,341	-	-	-	-	-	-	-	27,396	-	-	-	150,737
Options purchased puts	-	706,632	-	-	-	-	-	-	-	332,990	-	-	-	1,039,622
OTC credit default swap contracts (c)	-		-	-	-	-	-	-	-	2,893,433	-	-	-	2,893,433
OTC total return swap contracts (c)	-	-	-	-	-	-	-	469,848	-	-	-	-	-	469,848
OTC total return swap contracts on futures (c)	-	-	-	-	313,150	-	-	6,281	-	-	1,083,856	-	-	1,403,287
Total assets	30,558,469	1,972,542	-	4,269,781	313,150	4,326,725	12,886	476,129	8,229,082	3,305,114	1,083,856	717,467	-	55,265,201
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	2,662,390	-		-	-	-	-	-	894,876	-	3,557,266
Forward foreign currency exchange contracts	34,668,347	2,835,025	-	-	-	85,356	775,382	-	13,461,635	221,246	-	-	3,367,605	55,414,596
Options contracts written	-	530,988	-	-	-	-	-	-	-	41,530	-	-	-	572,518
OTC credit default swap contracts (c)	-	-	-	-	-	48,978	-	-	-	6,245,681	-	-	-	6,294,659
OTC total return swap contracts (c)	-	-	-	-	-	-	-	192,930	-		-	-	-	192,930
OTC total return swap contracts on futures (c)	-	-	22,929	-	193,874	-	-	41,224	2,347,162	-	1,421,866	-	-	4,027,055
Total liabilities	34,668,347	3,366,013	22,929	2,662,390	193,874	134,334	775,382	234,154	15,808,797	6,508,457	1,421,866	894,876	3,367,605	70,059,024
Total financial and derivative net assets	(4,109,878)	(1,393,471)	(22,929)	1,607,391	119,276	4,192,391	(762,496)	241,975	(7,579,715)	(3,203,343)	(338,010)	(177,409)	(3,367,605)	(14,793,823)
Total collateral received (pledged) (d)	(4,109,878)	-	(22,929)	-	119,276	-	-	-	(7,579,715)	(2,665,000)	(338,010)	(177,409)	-	(14,773,665)
Net amount (e)	-	(1,393,471)	-	1,607,391	-	4,192,391	(762,496)	241,975	-	(538,343)	-	-	(3,367,605)	(20,158)

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	51

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
52	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	53

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2021 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and PGIM Quantitative Solutions LLC, each of which subadvises a portion of the assets of the Fund. Prior to September 28, 2021, PGIM Quantitative Solutions LLC was known as QMA LLC. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
In addition, the Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2021, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
54	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2021, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	1,547
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	55

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2021 through September 30, 2022	Prior to October 1, 2021
Class A	1.27%	1.27%
Advisor Class	1.02	1.02
Class C	2.02	2.02
Institutional Class	1.02	1.02
Institutional 2 Class	0.98	0.96
Institutional 3 Class	0.93	0.90
Class R	1.52	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
833,786,000	74,821,000	(96,782,000)	(21,961,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(63,457,772)	(7,240,571)	(70,698,343)
56	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $619,156,467 and $619,956,214, respectively, for the six months ended November 30, 2021, of which $553,008,398 and $568,308,242, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended November 30, 2021.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	57

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and
58	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	59

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At November 30, 2021, affiliated shareholders of record owned 96.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
60	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
November 30, 2021 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	61

 Approval of Management and SubadvisoryAgreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi Strategy Alternatives Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager, AQR Capital Management, LLC (AQR), and PGIM Quantitative Solutions LLC ("PGIM" which, prior to September 28, 2021 was known as QMA LLC) (collectively, the Subadvisers), the Subadvisers have been retained to perform portfolio management and related services for the Fund. Although Threadneedle is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by Threadneedle.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
62	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	63

Approval of Management and Subadvisory
Agreements  (continued)

into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
Additionally, the Board reviewed the performance of each of the applicable Subadvisers and the Investment Manager’s process for monitoring AQR and PGIM. The Board considered, in particular, management’s rationale for recommending the continued retention of each applicable Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate AQR or PGIM.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
64	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements with each of AQR and PGIM were negotiated at arms-length by the Investment Manager, which is responsible for payments to AQR and PGIM thereunder, the Board did not consider the profitability to each of AQR or PGIM from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had concluded that 2019 profitability was reasonable and that the 2021 information shows that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2021	65

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Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR259_05_M01_(01/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	January 21, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	January 21, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	January 21, 2022